FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
AB Growth and Income Class B Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - Asset Allocation Class 4 Shares (2)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Bond Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
American Funds - Growth-Income Class 4 Shares (2)	TA JPMorgan Core Bond Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
American Funds - International Class 4 Shares (2)	TA JPMorgan Enhanced Index Service Class (1)
American Funds - New World Class 4 Shares (2)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA Global Bond (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA Global Moderate Allocation (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA International Small (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA International Value (3)	TA Madison Diversified Income Service Class (1)
DFA VA Short-Term Fixed (3)	TA Managed Risk - Balanced ETF Service Class (1)
DFA VA U.S. Large Value (3)	TA Managed Risk - Conservative ETF Service Class (1)
DFA VA U.S. Targeted Value (3)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (2)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Energy Service Class 2 (2)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Health Care Service Class 2 (2)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Technology Initial Class (2)	TA PIMCO Total Return Initial Class (1)
Fidelity® VIP Utilities Initial Class (2)	TA PIMCO Total Return Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Allocation Class 4 Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Franklin Income Class 2 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA S&P 500 Index Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA TS&W International Equity Initial Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA TS&W International Equity Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (3)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (3)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (3)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Diversified Value (3)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Equity Income (3)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® Equity Index (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Global Bond Index (3)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Growth (3)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® High Yield Bond (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® International (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Money Market (3)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Total Stock Market Index (3)
TA BlackRock iShares Edge 75 Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock Tactical Allocation Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA Goldman Sachs 70/30 Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (1)
TA International Growth Initial Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA International Growth Service Class (1)	Wanger International (1)
TA Janus Balanced Service Class (1)	Wanger USA (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019

(2)	Statements of operations and changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020

(3)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	547,123.177	$5,702,598	$5,728,380	$3	$5,728,383	1,310,749	$2.178490	$16.521690
AB Growth and Income Class B Shares	756,526.452	21,618,143	21,508,047	71	21,508,118	3,483,052	2.060478	20.086067
AB Large Cap Growth Class B Shares	4,852.761	238,789	347,021	(8)	347,013	74,990	3.368519	22.928065
American Funds - Asset Allocation Class 2 Shares	2,606,858.223	58,697,623	68,325,754	(55)	68,325,699	8,833,232	2.283636	18.999590
American Funds - Asset Allocation Class 4 Shares	-	-	-	-	-	-	11.773403	11.915910
American Funds - Bond Class 2 Shares	1,878,528.024	20,760,921	22,035,134	(74)	22,035,060	4,187,083	1.215456	12.351407
American Funds - Bond Class 4 Shares	-	-	-	-	-	-	10.342692	10.468046
American Funds - Growth Class 2 Shares	895,492.302	69,553,856	106,715,818	(3)	106,715,815	4,828,493	4.418783	36.695430
American Funds - Growth Class 4 Shares	824.121	85,434	96,620	-	96,620	6,439	14.940242	15.120802
American Funds - Growth-Income Class 2 Shares	976,795.095	46,842,824	53,391,620	34	53,391,654	3,464,076	2.917027	24.681691
American Funds - Growth-Income Class 4 Shares	577.922	28,565	31,202	-	31,202	2,505	12.399167	12.549187
American Funds - International Class 2 Shares	1,592,738.420	30,982,848	37,493,062	(49)	37,493,013	7,967,374	1.570346	16.722337
American Funds - International Class 4 Shares	-	-	-	-	-	-	13.848348	14.015771
American Funds - New World Class 4 Shares	-	-	-	-	-	-	14.219210	14.391144
DFA VA Equity Allocation	-	-	-	-	-	-	11.209443	11.232532
DFA VA Global Bond	-	-	-	-	-	-	9.963406	10.127315
DFA VA Global Moderate Allocation	-	-	-	-	-	-	11.108594	11.131478
DFA VA International Small	-	-	-	-	-	-	11.047405	11.070164
DFA VA International Value	-	-	-	-	-	-	9.808082	9.828300
DFA VA Short-Term Fixed	-	-	-	-	-	-	10.011250	10.031942
DFA VA U.S. Large Value	-	-	-	-	-	-	9.843530	9.863826
DFA VA U.S. Targeted Value	-	-	-	-	-	-	10.342396	10.363702
Fidelity® VIP Balanced Service Class 2	1,982,724.478	35,328,059	44,888,882	96	44,888,978	6,488,999	2.243522	21.546932
Fidelity® VIP Consumer Staples Initial Class	-	-	-	-	-	-	12.145634	12.292657
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	26.690996	27.416850
Fidelity® VIP Contrafund® Service Class 2	1,654,491.245	56,253,883	77,314,376	57	77,314,433	6,277,391	2.821623	26.901090
Fidelity® VIP Energy Service Class 2	-	-	-	-	-	-	10.831805	10.962828
Fidelity® VIP Equity-Income Service Class 2	18,979.821	390,906	439,952	(9)	439,943	186,369	1.954702	13.118823
Fidelity® VIP Growth Service Class 2	13,081.386	714,099	1,315,726	25	1,315,751	286,687	3.513919	24.245528
Fidelity® VIP Growth Opportunities Service Class 2	68.096	1,730	5,181	17	5,198	1,105	4.560435	6.186280
Fidelity® VIP Health Care Service Class 2	-	-	-	-	-	-	11.874324	12.018066
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	20.524457	21.082732
Fidelity® VIP Mid Cap Service Class 2	863,308.131	26,450,010	32,192,760	11	32,192,771	2,569,560	2.336064	20.682666
Fidelity® VIP Technology Initial Class	-	-	-	-	-	-	15.892017	16.083997
Fidelity® VIP Utilities Initial Class	-	-	-	-	-	-	11.438705	11.577164
Fidelity® VIP Value Strategies Initial Class	1,555.846	20,425	21,082	-	21,082	1,143	17.950720	18.439026
Fidelity® VIP Value Strategies Service Class 2	803,016.841	9,454,291	10,985,270	(15)	10,985,255	1,129,790	2.146761	18.084511
Franklin Allocation Class 4 Shares	375,049.624	2,410,697	2,107,779	(12)	2,107,767	876,912	2.275327	12.698341
Franklin Income Class 2 Shares	120,759.448	1,822,256	1,816,222	7	1,816,229	1,148,888	1.444540	11.659108
Franklin Mutual Shares Class 2 Shares	22,004.632	397,396	365,057	11	365,068	250,537	1.294859	10.821386
Franklin Templeton Foreign Class 2 Shares	66,447.070	916,303	882,417	(5)	882,412	873,773	0.932070	10.439441
Invesco V.I. American Franchise Series II Shares	2,071.365	106,241	174,637	14	174,651	54,083	3.001810	22.168087
Janus Henderson - Enterprise Service Shares	4,803.465	260,846	420,111	14	420,125	75,169	2.282009	19.045103

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Global Research Service Shares	5,213.997	$176,025	$323,268	$(6)	$323,262	149,667	$1.473789	$17.096705
Janus Henderson - Mid Cap Value Service Shares	156.847	2,362	2,419	(3)	2,416	865	2.711351	2.887133
JPMorgan Insurance Trust Core Bond Class 1 Shares	28,760.314	320,572	341,673	(9)	341,664	235,479	1.352978	11.005463
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	18,009.693	120,528	196,126	(3)	196,123	52,138	3.485739	11.397259
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	48.275	850	1,164	(1)	1,163	274	3.940520	12.846119
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,279.897	65,648	122,668	8	122,676	24,279	4.694778	16.907324
MFS® New Discovery Service Class	91,326.838	1,527,606	2,156,227	(23)	2,156,204	394,413	4.670493	24.003317
MFS® Total Return Service Class	35,833.592	773,707	913,757	(17)	913,740	417,441	1.816029	13.148462
State Street Total Return V.I.S. Class 3 Shares	232,438.141	3,672,962	3,851,500	11	3,851,511	1,119,055	1.572143	15.062766
TA 60/40 Allocation Service Class	136,177.573	1,425,156	1,696,773	(1)	1,696,772	134,127	12.357542	12.966112
TA Aegon High Yield Bond Initial Class	9,884.451	77,850	75,715	2	75,717	23,086	1.650365	14.129689
TA Aegon High Yield Bond Service Class	1,029,904.081	7,956,368	8,022,953	(3)	8,022,950	1,572,327	1.838642	13.756893
TA Aegon Sustainable Equity Income Initial Class	146,807.591	2,508,469	2,583,814	29	2,583,843	944,150	1.517672	16.680372
TA Aegon Sustainable Equity Income Service Class	1,191,876.900	24,200,913	21,012,790	9	21,012,799	4,250,805	1.571500	16.240129
TA Aegon U.S. Government Securities Initial Class	24,656.497	285,256	288,234	(3)	288,231	129,147	1.272315	2.231808
TA Aegon U.S. Government Securities Service Class	3,170,658.349	37,376,347	38,269,846	(47)	38,269,799	7,679,158	1.185682	11.620086
TA American Funds Managed Risk - Balanced Service Class	6,758,224.275	74,201,322	80,422,869	(263)	80,422,606	6,382,630	11.937184	13.366611
TA BlackRock Global Real Estate Securities Initial Class	1,329.778	16,343	14,215	(4)	14,211	4,669	1.612964	12.724280
TA BlackRock Global Real Estate Securities Service Class	491,103.325	5,944,858	5,593,667	(15)	5,593,652	1,203,199	1.319730	12.403661
TA BlackRock Government Money Market Initial Class	365,697.110	365,697	365,697	(2)	365,695	279,478	0.777969	1.308494
TA BlackRock Government Money Market Service Class	49,111,307.838	49,111,306	49,111,308	(380)	49,110,928	16,953,296	0.764361	10.034922
TA BlackRock iShares Edge 100 Service Class	1,890,612.397	22,398,824	28,661,684	-	28,661,684	1,770,122	14.390356	16.716653
TA BlackRock iShares Edge 40 Initial Class	6,235.542	54,329	62,231	1	62,232	30,076	1.664668	2.161954
TA BlackRock iShares Edge 40 Service Class	2,666,887.567	25,095,044	26,428,856	(11)	26,428,845	5,558,856	1.275169	14.106119
TA BlackRock iShares Edge 50 Service Class	2,965,280.140	35,929,924	40,624,338	(8)	40,624,330	3,006,318	12.678593	14.202081
TA BlackRock iShares Edge 75 Service Class	1,981,700.669	23,802,267	29,309,353	7	29,309,360	1,992,368	13.570267	15.363893
TA BlackRock Tactical Allocation Service Class	5,898,594.491	91,032,334	98,624,500	306	98,624,806	19,920,391	1.472604	16.208188
TA Goldman Sachs 70/30 Service Class	-	-	-	-	-	-	12.521577	12.673068
TA International Growth Initial Class	11,663.786	99,219	114,772	(5)	114,767	54,233	1.946198	16.644947
TA International Growth Service Class	924,640.654	7,663,266	8,895,043	(50)	8,894,993	1,396,860	1.619978	16.222844
TA Janus Balanced Service Class	6,053,093.549	88,882,041	110,045,241	(151)	110,045,090	12,547,115	1.790637	19.730113
TA Janus Mid-Cap Growth Initial Class	576.070	18,181	24,932	(1)	24,931	4,648	2.528206	23.246703
TA Janus Mid-Cap Growth Service Class	566,654.820	19,553,531	23,255,514	21	23,255,535	2,887,003	2.795519	22.646450
TA JPMorgan Asset Allocation - Conservative Initial Class	2,246.057	24,078	25,380	-	25,380	11,768	1.811651	2.323031
TA JPMorgan Asset Allocation - Conservative Service Class	5,645,859.546	58,672,143	62,951,334	(112)	62,951,222	16,358,865	1.427928	14.619269
TA JPMorgan Asset Allocation - Growth Initial Class	3,568.915	37,927	50,643	2	50,645	16,941	2.619347	3.529742
TA JPMorgan Asset Allocation - Growth Service Class	1,221,001.852	13,560,170	17,130,656	5	17,130,661	1,788,709	1.961784	20.945006
TA JPMorgan Asset Allocation - Moderate Initial Class	32,757.732	394,437	420,282	-	420,282	174,302	2.053286	2.668499
TA JPMorgan Asset Allocation - Moderate Service Class	27,108,972.760	313,290,123	342,115,236	(99)	342,115,137	66,894,213	1.659532	15.889984
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,158.054	49,688	55,302	(3)	55,299	21,029	2.273021	2.999215
TA JPMorgan Asset Allocation - Moderate Growth Service Class	14,717,347.203	175,639,748	192,355,728	165	192,355,893	37,067,892	1.598326	17.593413
TA JPMorgan Core Bond Service Class	3,044,003.079	42,597,499	44,594,645	(75)	44,594,570	9,950,621	1.156982	12.206908
TA JPMorgan Enhanced Index Initial Class	33,155.744	612,080	798,059	1	798,060	152,442	2.907054	26.149854

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Enhanced Index Service Class	365,226.105	$7,357,596	$8,750,817	$12	$8,750,829	614,864	$2.834395	$25.481978
TA JPMorgan International Moderate Growth Service Class	3,995,149.151	39,012,193	44,106,447	128	44,106,575	12,211,894	1.281260	14.756831
TA JPMorgan Mid Cap Value Service Class	1,184,450.096	16,973,995	18,145,775	(12)	18,145,763	1,605,586	2.295029	18.526280
TA JPMorgan Tactical Allocation Service Class	5,108,615.588	76,788,174	86,999,723	(10)	86,999,713	14,409,632	1.371408	14.445381
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,226,340.704	73,841,007	78,016,049	59	78,016,108	13,840,219	1.130569	13.195723
TA Legg Mason Dynamic Allocation - Growth Service Class	3,726,072.981	46,308,216	48,587,992	(176)	48,587,816	7,857,427	1.232897	13.533176
TA Madison Diversified Income Service Class	465,322.666	6,251,304	6,672,727	4	6,672,731	517,574	1.508438	14.927195
TA Managed Risk - Balanced ETF Service Class	32,429,562.864	376,116,284	418,989,952	(31)	418,989,921	81,647,439	1.202046	14.354912
TA Managed Risk - Conservative ETF Service Class	5,128,826.285	61,847,659	65,597,688	(47)	65,597,641	18,119,566	1.224301	13.814908
TA Managed Risk - Growth ETF Service Class	30,423,970.522	305,123,843	327,361,923	5	327,361,928	72,498,402	1.437192	15.522402
TA Market Participation Strategy Service Class	2,539,183.652	29,931,047	34,989,951	22	34,989,973	5,582,163	1.621010	17.950562
TA Morgan Stanley Capital Growth Initial Class	91,804.858	1,651,198	3,567,537	(15)	3,567,522	397,259	7.356256	22.874842
TA Morgan Stanley Capital Growth Service Class	2,204,363.975	49,732,040	82,266,864	4	82,266,868	2,414,521	6.741151	62.093148
TA Morgan Stanley Global Allocation Service Class	4,100,903.355	57,539,264	69,756,366	172	69,756,538	15,492,707	1.604953	16.195169
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,605,463.901	15,223,672	16,504,169	26	16,504,195	1,464,482	10.789601	12.178299
TA MSCI EAFE Index Service Class	483,657.941	5,078,463	5,828,078	5	5,828,083	490,260	11.340793	12.326131
TA Multi-Managed Balanced Initial Class	2,393.226	32,512	40,781	(13)	40,768	12,065	2.925407	3.501424
TA Multi-Managed Balanced Service Class	8,535,218.830	119,338,193	141,855,337	59	141,855,396	12,864,219	2.203003	19.538742
TA PIMCO Tactical - Balanced Service Class	2,820,233.883	32,903,232	34,604,270	(17)	34,604,253	7,392,251	1.258152	15.473380
TA PIMCO Tactical - Conservative Service Class	1,803,374.547	20,769,931	22,199,541	(20)	22,199,521	4,483,876	1.242602	15.148737
TA PIMCO Tactical - Growth Service Class	3,270,782.056	37,272,231	38,758,767	(12)	38,758,755	5,411,784	1.290053	16.107752
TA PIMCO Total Return Initial Class	22,819.838	263,191	275,664	3	275,667	148,999	1.501294	1.902044
TA PIMCO Total Return Service Class	6,076,690.960	69,566,502	72,677,224	82	72,677,306	21,551,315	1.198133	12.104021
TA PineBridge Inflation Opportunities Service Class	1,547,142.990	16,011,633	17,389,887	3	17,389,890	6,320,755	1.069368	11.566267
TA ProFunds UltraBear Service Class (OAM)	2,724,041.404	700,350	354,125	(257)	353,868	31,875,837	0.010389	1.880010
TA QS Investors Active Asset Allocation - Conservative Service Class	1,894,721.810	20,064,888	21,126,148	(12)	21,126,136	5,543,218	1.170402	13.396971
TA QS Investors Active Asset Allocation - Moderate Service Class	6,898,102.981	77,898,762	79,328,184	89	79,328,273	18,614,977	1.201971	13.216215
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,870,078.474	42,634,243	41,719,446	69	41,719,515	9,304,093	1.122512	12.878997
TA Rothschild & Co Large Cap Value Service Class	213,785.613	1,821,470	2,167,786	1	2,167,787	212,676	9.972636	10.463977
TA S&P 500 Index Service Class	3,539,294.678	46,764,666	57,761,289	11	57,761,300	3,662,948	15.086419	16.396817
TA Small/Mid Cap Value Initial Class	146,248.791	2,772,028	2,806,514	6	2,806,520	242,186	2.304844	19.670526
TA Small/Mid Cap Value Service Class	786,651.642	13,435,799	14,608,121	48	14,608,169	1,994,431	2.423212	19.156047
TA T. Rowe Price Small Cap Initial Class	7,463.972	110,276	141,218	(4)	141,214	33,827	3.259847	28.456977
TA T. Rowe Price Small Cap Service Class	2,895,694.592	41,558,587	50,703,612	(55)	50,703,557	4,107,486	3.978945	27.734232
TA TS&W International Equity Initial Class	42,279.001	511,325	608,818	11	608,829	218,845	1.682048	14.288991
TA TS&W International Equity Service Class	410,606.251	5,277,223	5,855,245	2	5,855,247	743,168	1.165442	13.908844
TA WMC US Growth Initial Class	136,459.172	4,011,370	5,964,630	33	5,964,663	1,820,235	3.152581	35.504421
TA WMC US Growth Service Class	1,149,084.869	35,941,343	48,663,744	38	48,663,782	4,298,754	3.158391	34.575989
Vanguard® Balanced	-	-	-	-	-	-	10.880609	11.059402
Vanguard® Capital Growth	-	-	-	-	-	-	11.687703	11.711802

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Conservative Allocation	-	$-	$-	$-	$-	-	$10.982516	$11.163027
Vanguard® Diversified Value	-	-	-	-	-	-	11.157860	11.180844
Vanguard® Equity Income	-	-	-	-	-	-	10.287753	10.308971
Vanguard® Equity Index	0.027	1	1	(1)	-	-	25.402407	26.209272
Vanguard® Global Bond Index	-	-	-	-	-	-	10.620480	10.642369
Vanguard® Growth	-	-	-	-	-	-	14.272148	14.301526
Vanguard® High Yield Bond	-	-	-	-	-	-	10.516174	10.537860
Vanguard® International	-	-	-	-	-	-	26.563963	27.407484
Vanguard® Mid-Cap Index	30,527.602	697,148	786,696	1	786,697	34,300	22.630736	23.568953
Vanguard® Moderate Allocation	-	-	-	-	-	-	11.191813	11.375679
Vanguard® Money Market	-	-	-	-	-	-	10.007548	10.028187
Vanguard® Real Estate Index	21,362.560	283,592	265,537	-	265,537	18,280	14.503321	14.964211
Vanguard® Short-Term Investment Grade	75,574.066	817,928	840,384	(1)	840,383	74,312	11.274760	11.632973
Vanguard® Total Bond Market Index	64,543.437	788,303	826,801	-	826,801	70,207	11.775541	12.149613
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	11.137216	11.160176
Vanguard® Total Stock Market Index	-	-	-	-	-	-	12.030967	12.055762
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	12.713015	13.584494
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	12.857691	13.610639
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	12.046018	12.640877
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	12.932664	13.571387
Wanger International	-	-	-	-	-	-	16.008525	16.443970
Wanger USA	-	-	-	-	-	-	26.327607	27.043617

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Asset Allocation Class 4 Shares Subaccount(1)

Net Assets as of December 31, 2018:	$4,944,515	$22,549,039	$378,988	$54,283,384	$-

Investment Income:
Reinvested Dividends	130,082	257,462	-	1,201,329	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,953	359,226	5,725	1,049,140	-

Net Investment Income (Loss)	43,129	(101,764)	(5,725)	152,189	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	674,822	2,706,336	56,876	3,110,573	-
Realized Gain (Loss) on Investments	(124,803)	354,756	42,566	953,214	-

Net Realized Capital Gains (Losses) on Investments	550,019	3,061,092	99,442	4,063,787	-
Net Change in Unrealized Appreciation (Depreciation)	225,093	1,831,993	18,424	6,421,324	-

Net Gain (Loss) on Investment	775,112	4,893,085	117,866	10,485,111	-

Net Increase (Decrease) in Net Assets Resulting from Operations	818,241	4,791,321	112,141	10,637,300	-

Increase (Decrease) in Net Assets from Contract Transactions	12,257	(2,531,696)	(92,511)	1,896,900	-

Total Increase (Decrease) in Net Assets	830,498	2,259,625	19,630	12,534,200	-

Net Assets as of December 31, 2019:	$5,775,013	$24,808,664	$398,618	$66,817,584	$-

Investment Income:
Reinvested Dividends	114,547	258,865	-	1,029,025	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,297	287,715	4,980	1,040,236	-

Net Investment Income (Loss)	31,250	(28,850)	(4,980)	(11,211)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,224	1,069,811	27,558	287,846	-
Realized Gain (Loss) on Investments	(229,575)	(1,499,758)	56,668	(7,262)	-

Net Realized Capital Gains (Losses) on Investments	(66,351)	(429,947)	84,226	280,584	-
Net Change in Unrealized Appreciation (Depreciation)	393,784	162,136	15,240	5,291,014	-

Net Gain (Loss) on Investment	327,433	(267,811)	99,466	5,571,598	-

Net Increase (Decrease) in Net Assets Resulting from Operations	358,683	(296,661)	94,486	5,560,387	-

Increase (Decrease) in Net Assets from Contract Transactions	(405,313)	(3,003,885)	(146,091)	(4,052,272)	-

Total Increase (Decrease) in Net Assets	(46,630)	(3,300,546)	(51,605)	1,508,115	-

Net Assets as of December 31, 2020:	$5,728,383	$21,508,118	$347,013	$68,325,699	$-

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - Bond Class 2 Shares Subaccount	American Funds - Bond Class 4 Shares Subaccount(1)	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount(1)	American Funds - Growth- Income Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$15,508,538	$-	$43,464,477	$-	$29,560,348

Investment Income:
Reinvested Dividends	456,457	-	479,711	-	700,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	289,552	-	1,008,244	-	682,961

Net Investment Income (Loss)	166,905	-	(528,533)	-	17,128

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,241,646	-	3,900,466
Realized Gain (Loss) on Investments	24,616	-	951,689	-	471,189

Net Realized Capital Gains (Losses) on Investments	24,616	-	7,193,335	-	4,371,655
Net Change in Unrealized Appreciation (Depreciation)	1,074,292	-	7,847,420	-	3,634,725

Net Gain (Loss) on Investment	1,098,908	-	15,040,755	-	8,006,380

Net Increase (Decrease) in Net Assets Resulting from Operations	1,265,813	-	14,512,222	-	8,023,508

Increase (Decrease) in Net Assets from Contract Transactions	955,546	-	14,879,462	-	8,405,861

Total Increase (Decrease) in Net Assets	2,221,359	-	29,391,684	-	16,429,369

Net Assets as of December 31, 2019:	$17,729,897	$-	$72,856,161	$-	$45,989,717

Investment Income:
Reinvested Dividends	458,348	-	261,594	-	645,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	337,820	-	1,358,618	267	784,829

Net Investment Income (Loss)	120,528	-	(1,097,024)	(267)	(139,511)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,073	-	1,933,011	-	1,225,279
Realized Gain (Loss) on Investments	258,818	-	3,089,470	277	(196,290)

Net Realized Capital Gains (Losses) on Investments	459,891	-	5,022,481	277	1,028,989
Net Change in Unrealized Appreciation (Depreciation)	920,983	-	31,209,385	11,186	4,533,580

Net Gain (Loss) on Investment	1,380,874	-	36,231,866	11,463	5,562,569

Net Increase (Decrease) in Net Assets Resulting from Operations	1,501,402	-	35,134,842	11,196	5,423,058

Increase (Decrease) in Net Assets from Contract Transactions	2,803,761	-	(1,275,188)	85,424	1,978,879

Total Increase (Decrease) in Net Assets	4,305,163	-	33,859,654	96,620	7,401,937

Net Assets as of December 31, 2020:	$22,035,060	$-	$106,715,815	$96,620	$53,391,654

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - Growth- Income Class 4 Shares Subaccount(1)	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount(1)	American Funds - New World Class 4 Shares Subaccount(1)	DFA VA Equity Allocation Subaccount(1)

Net Assets as of December 31, 2018:	$-	$28,518,169	$-	$-	$-

Investment Income:
Reinvested Dividends	-	550,335	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	615,500	-	-	-

Net Investment Income (Loss)	-	(65,165)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	883,652	-	-	-
Realized Gain (Loss) on Investments	-	179,650	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	1,063,302	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	5,519,753	-	-	-

Net Gain (Loss) on Investment	-	6,583,055	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,517,890	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	5,826,968	-	-	-

Total Increase (Decrease) in Net Assets	-	12,344,858	-	-	-

Net Assets as of December 31, 2019:	$-	$40,863,027	$-	$-	$-

Investment Income:
Reinvested Dividends	218	214,252	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	149	573,414	-	-	-

Net Investment Income (Loss)	69	(359,162)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	4	(1,943,510)	-	-	-

Net Realized Capital Gains (Losses) on Investments	4	(1,943,510)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,637	4,686,610	-	-	-

Net Gain (Loss) on Investment	2,641	2,743,100	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,710	2,383,938	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	28,492	(5,753,952)	-	-	-

Total Increase (Decrease) in Net Assets	31,202	(3,370,014)	-	-	-

Net Assets as of December 31, 2020:	$31,202	$37,493,013	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	DFA VA Global Bond Subaccount(1)	DFA VA Global Moderate Allocation Subaccount(1)	DFA VA International Small Subaccount(1)	DFA VA International Value Subaccount(1)	DFA VA Short-Term Fixed Subaccount(1)

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	DFA VA U.S. Large Value Subaccount(1)	DFA VA U.S. Targeted Value Subaccount(1)	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount(1)	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2018:	$-	$-	$26,708,903	$-	$-

Investment Income:
Reinvested Dividends	-	-	499,219	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	424,097	-	-

Net Investment Income (Loss)	-	-	75,122	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,430,559	-	-
Realized Gain (Loss) on Investments	-	-	369,756	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	1,800,315	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	4,319,284	-	-

Net Gain (Loss) on Investment	-	-	6,119,599	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	6,194,721	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	1,868,554	-	-

Total Increase (Decrease) in Net Assets	-	-	8,063,275	-	-

Net Assets as of December 31, 2019:	$-	$-	$34,772,178	$-	$-

Investment Income:
Reinvested Dividends	-	-	486,707	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	489,659	-	-

Net Investment Income (Loss)	-	-	(2,952)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	514,479	-	-
Realized Gain (Loss) on Investments	-	-	815,610	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	1,330,089	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	6,211,916	-	-

Net Gain (Loss) on Investment	-	-	7,542,005	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	7,539,053	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	2,577,747	-	-

Total Increase (Decrease) in Net Assets	-	-	10,116,800	-	-

Net Assets as of December 31, 2020:	$-	$-	$44,888,978	$-	$-

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount(1)	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount

Net Assets as of December 31, 2018:	$37,145,331	$-	$502,640	$907,513	$2,443

Investment Income:
Reinvested Dividends	119,544	-	9,761	568	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	693,045	-	7,786	14,904	40

Net Investment Income (Loss)	(573,501)	-	1,975	(14,336)	(40)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,996,931	-	35,911	64,741	233
Realized Gain (Loss) on Investments	8,042	-	331	27,381	72

Net Realized Capital Gains (Losses) on Investments	5,004,973	-	36,242	92,122	305
Net Change in Unrealized Appreciation (Depreciation)	7,811,782	-	82,470	207,280	639

Net Gain (Loss) on Investment	12,816,755	-	118,712	299,402	944

Net Increase (Decrease) in Net Assets Resulting from Operations	12,243,254	-	120,687	285,066	904

Increase (Decrease) in Net Assets from Contract Transactions	14,950,261	-	(54,982)	(46,849)	(89)

Total Increase (Decrease) in Net Assets	27,193,515	-	65,705	238,217	815

Net Assets as of December 31, 2019:	$64,338,846	$-	$568,345	$1,145,730	$3,258

Investment Income:
Reinvested Dividends	53,499	-	6,822	513	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	942,547	-	6,726	16,656	53

Net Investment Income (Loss)	(889,048)	-	96	(16,143)	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	362,716	-	24,298	116,928	214
Realized Gain (Loss) on Investments	1,969,428	-	(645)	132,904	118

Net Realized Capital Gains (Losses) on Investments	2,332,144	-	23,653	249,832	332
Net Change in Unrealized Appreciation (Depreciation)	15,496,384	-	(16,515)	175,863	1,779

Net Gain (Loss) on Investment	17,828,528	-	7,138	425,695	2,111

Net Increase (Decrease) in Net Assets Resulting from Operations	16,939,480	-	7,234	409,552	2,058

Increase (Decrease) in Net Assets from Contract Transactions	(3,963,893)	-	(135,636)	(239,531)	(118)

Total Increase (Decrease) in Net Assets	12,975,587	-	(128,402)	170,021	1,940

Net Assets as of December 31, 2020:	$77,314,433	$-	$439,943	$1,315,751	$5,198

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Health Care Service Class 2 Subaccount(1)	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount(1)	Fidelity® VIP Utilities Initial Class Subaccount(1)

Net Assets as of December 31, 2018:	$-	$-	$20,393,728	$-	$-

Investment Income:
Reinvested Dividends	-	-	174,074	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	357,956	-	-

Net Investment Income (Loss)	-	-	(183,882)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,788,485	-	-
Realized Gain (Loss) on Investments	-	-	(369,387)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	2,419,098	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	2,407,923	-	-

Net Gain (Loss) on Investment	-	-	4,827,021	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	4,643,139	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	2,155,682	-	-

Total Increase (Decrease) in Net Assets	-	-	6,798,821	-	-

Net Assets as of December 31, 2019:	$-	$-	$27,192,549	$-	$-

Investment Income:
Reinvested Dividends	-	-	104,909	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	340,285	-	-

Net Investment Income (Loss)	-	-	(235,376)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(1,673,554)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(1,673,554)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	6,285,714	-	-

Net Gain (Loss) on Investment	-	-	4,612,160	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	4,376,784	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	623,438	-	-

Total Increase (Decrease) in Net Assets	-	-	5,000,222	-	-

Net Assets as of December 31, 2020:	$-	$-	$32,192,771	$-	$-

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$22,195	$8,610,083	$2,302,272	$2,577,641	$510,977

Investment Income:
Reinvested Dividends	413	170,427	79,165	136,932	8,972
Investment Expense:
Mortality and Expense Risk and Administrative Charges	167	166,826	37,763	37,573	7,890

Net Investment Income (Loss)	246	3,601	41,402	99,359	1,082

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,352	1,048,705	152,299	41,386	47,975
Realized Gain (Loss) on Investments	(352)	(490,258)	(59,629)	38,282	20,367

Net Realized Capital Gains (Losses) on Investments	2,000	558,447	92,670	79,668	68,342
Net Change in Unrealized Appreciation (Depreciation)	4,970	2,526,881	251,153	165,989	29,283

Net Gain (Loss) on Investment	6,970	3,085,328	343,823	245,657	97,625

Net Increase (Decrease) in Net Assets Resulting from Operations	7,216	3,088,929	385,225	345,016	98,707

Increase (Decrease) in Net Assets from Contract Transactions	(3,106)	1,401,865	(420,796)	(624,340)	(88,516)

Total Increase (Decrease) in Net Assets	4,110	4,490,794	(35,571)	(279,324)	10,191

Net Assets as of December 31, 2019:	$26,305	$13,100,877	$2,266,701	$2,298,317	$521,168

Investment Income:
Reinvested Dividends	246	102,310	26,600	111,389	9,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128	147,959	33,124	28,017	5,624

Net Investment Income (Loss)	118	(45,649)	(6,524)	83,372	3,737

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,221	637,266	512,549	1,578	13,014
Realized Gain (Loss) on Investments	(1,632)	(1,630,812)	(86,372)	(6,398)	(19,481)

Net Realized Capital Gains (Losses) on Investments	(411)	(993,546)	426,177	(4,820)	(6,467)
Net Change in Unrealized Appreciation (Depreciation)	707	1,196,000	(244,081)	(126,322)	(46,798)

Net Gain (Loss) on Investment	296	202,454	182,096	(131,142)	(53,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	414	156,805	175,572	(47,770)	(49,528)

Increase (Decrease) in Net Assets from Contract Transactions	(5,637)	(2,272,427)	(334,506)	(434,318)	(106,572)

Total Increase (Decrease) in Net Assets	(5,223)	(2,115,622)	(158,934)	(482,088)	(156,100)

Net Assets as of December 31, 2020:	$21,082	$10,985,255	$2,107,767	$1,816,229	$365,068

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2018:	$1,180,019	$181,992	$295,954	$297,947	$2,089

Investment Income:
Reinvested Dividends	19,849	-	184	2,906	35
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,593	2,836	5,007	5,266	33

Net Investment Income (Loss)	3,256	(2,836)	(4,823)	(2,360)	2

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,848	29,415	22,027	20,765	176
Realized Gain (Loss) on Investments	(7,115)	24,591	5,368	9,266	(3)

Net Realized Capital Gains (Losses) on Investments	4,733	54,006	27,395	30,031	173
Net Change in Unrealized Appreciation (Depreciation)	106,793	916	75,440	50,271	393

Net Gain (Loss) on Investment	111,526	54,922	102,835	80,302	566

Net Increase (Decrease) in Net Assets Resulting from Operations	114,782	52,086	98,012	77,942	568

Increase (Decrease) in Net Assets from Contract Transactions	(210,181)	(72,716)	(5,614)	(15,171)	(78)

Total Increase (Decrease) in Net Assets	(95,399)	(20,630)	92,398	62,771	490

Net Assets as of December 31, 2019:	$1,084,620	$161,362	$388,352	$360,718	$2,579

Investment Income:
Reinvested Dividends	28,834	-	156	1,808	23
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,430	2,457	4,915	4,726	30

Net Investment Income (Loss)	16,404	(2,457)	(4,759)	(2,918)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,362	26,408	15,220	43
Realized Gain (Loss) on Investments	(27,622)	15,275	15,577	36,176	9

Net Realized Capital Gains (Losses) on Investments	(27,622)	26,637	41,985	51,396	52
Net Change in Unrealized Appreciation (Depreciation)	(40,980)	24,078	23,622	(7,606)	(110)

Net Gain (Loss) on Investment	(68,602)	50,715	65,607	43,790	(58)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,198)	48,258	60,848	40,872	(65)

Increase (Decrease) in Net Assets from Contract Transactions	(150,010)	(34,969)	(29,075)	(78,328)	(98)

Total Increase (Decrease) in Net Assets	(202,208)	13,289	31,773	(37,456)	(163)

Net Assets as of December 31, 2020:	$882,412	$174,651	$420,125	$323,262	$2,416

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount

Net Assets as of December 31, 2018:	$433,361	$158,145	$7,637	$78,356	$1,480,353

Investment Income:
Reinvested Dividends	10,669	2,922	35	772	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,900	2,347	64	1,183	25,659

Net Investment Income (Loss)	4,769	575	(29)	(411)	(25,659)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,133	1,007	6,331	351,201
Realized Gain (Loss) on Investments	(5,296)	1,414	2,355	1,136	24,749

Net Realized Capital Gains (Losses) on Investments	(5,296)	13,547	3,362	7,467	375,950
Net Change in Unrealized Appreciation (Depreciation)	28,605	25,652	(2,189)	16,353	211,958

Net Gain (Loss) on Investment	23,309	39,199	1,173	23,820	587,908

Net Increase (Decrease) in Net Assets Resulting from Operations	28,078	39,774	1,144	23,409	562,249

Increase (Decrease) in Net Assets from Contract Transactions	(34,896)	(2)	(7,615)	(1,184)	(144,895)

Total Increase (Decrease) in Net Assets	(6,818)	39,772	(6,471)	22,225	417,354

Net Assets as of December 31, 2019:	$426,543	$197,917	$1,166	$100,581	$1,897,707

Investment Income:
Reinvested Dividends	7,177	2,448	10	791	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,835	2,171	13	1,346	27,459

Net Investment Income (Loss)	2,342	277	(3)	(555)	(27,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,213	64	6,380	206,951
Realized Gain (Loss) on Investments	919	1,166	80	1,424	108,464

Net Realized Capital Gains (Losses) on Investments	919	11,379	144	7,804	315,415
Net Change in Unrealized Appreciation (Depreciation)	21,082	(13,450)	(8)	16,249	440,140

Net Gain (Loss) on Investment	22,001	(2,071)	136	24,053	755,555

Net Increase (Decrease) in Net Assets Resulting from Operations	24,343	(1,794)	133	23,498	728,096

Increase (Decrease) in Net Assets from Contract Transactions	(109,222)	-	(136)	(1,403)	(469,599)

Total Increase (Decrease) in Net Assets	(84,879)	(1,794)	(3)	22,095	258,497

Net Assets as of December 31, 2020:	$341,664	$196,123	$1,163	$122,676	$2,156,204

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Total Return Service Class	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$936,597	$4,872,213	$586,107	$132,360

Investment Income:
Reinvested Dividends	21,097	95,026	1,550	5,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,103	73,533	9,482	1,148

Net Investment Income (Loss)	6,994	21,493	(7,932)	4,045

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,973	-	1,152	-
Realized Gain (Loss) on Investments	25,596	(646,986)	1,407	(1,895)

Net Realized Capital Gains (Losses) on Investments	52,569	(646,986)	2,559	(1,895)
Net Change in Unrealized Appreciation (Depreciation)	106,361	1,251,903	139,100	11,786

Net Gain (Loss) on Investment	158,930	604,917	141,659	9,891

Net Increase (Decrease) in Net Assets Resulting from Operations	165,924	626,410	133,727	13,936

Increase (Decrease) in Net Assets from Contract Transactions	(98,402)	(851,589)	433,624	(63,368)

Total Increase (Decrease) in Net Assets	67,522	(225,179)	567,351	(49,432)

Net Assets as of December 31, 2019:	$1,004,119	$4,647,034	$1,153,458	$82,928

Investment Income:
Reinvested Dividends	17,877	60,277	8,303	4,816
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,672	57,677	14,590	856

Net Investment Income (Loss)	5,205	2,600	(6,287)	3,960

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,280	-	4,509	-
Realized Gain (Loss) on Investments	33,458	(209,254)	6,830	(1,425)

Net Realized Capital Gains (Losses) on Investments	56,738	(209,254)	11,339	(1,425)
Net Change in Unrealized Appreciation (Depreciation)	(2,319)	268,990	162,624	(124)

Net Gain (Loss) on Investment	54,419	59,736	173,963	(1,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,624	62,336	167,676	2,411

Increase (Decrease) in Net Assets from Contract Transactions	(150,003)	(857,859)	375,638	(9,622)

Total Increase (Decrease) in Net Assets	(90,379)	(795,523)	543,314	(7,211)

Net Assets as of December 31, 2020:	$913,740	$3,851,511	$1,696,772	$75,717

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$6,383,952	$3,017,847	$20,061,618	$261,085	$58,924,996

Investment Income:
Reinvested Dividends	438,157	80,654	513,316	3,923	605,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,042	45,168	326,421	2,977	535,571

Net Investment Income (Loss)	339,115	35,486	186,895	946	70,421

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	495,573	3,546,190	-	-
Realized Gain (Loss) on Investments	(19,672)	128,894	629,894	(14,748)	761,772

Net Realized Capital Gains (Losses) on Investments	(19,672)	624,467	4,176,084	(14,748)	761,772
Net Change in Unrealized Appreciation (Depreciation)	507,376	(17,370)	20,273	24,353	931,202

Net Gain (Loss) on Investment	487,704	607,097	4,196,357	9,605	1,692,974

Net Increase (Decrease) in Net Assets Resulting from Operations	826,819	642,583	4,383,252	10,551	1,763,395

Increase (Decrease) in Net Assets from Contract Transactions	685,090	(366,456)	(1,193,109)	(85,093)	(27,484,200)

Total Increase (Decrease) in Net Assets	1,511,909	276,127	3,190,143	(74,542)	(25,720,805)

Net Assets as of December 31, 2019:	$7,895,861	$3,293,974	$23,251,761	$186,543	$33,204,191

Investment Income:
Reinvested Dividends	450,057	73,845	530,354	4,817	670,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,076	34,042	270,241	3,812	699,795

Net Investment Income (Loss)	350,981	39,803	260,113	1,005	(29,663)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	298,399	2,365,847	352	55,424
Realized Gain (Loss) on Investments	(173,247)	133,151	(1,146,835)	(1,888)	2,341,306

Net Realized Capital Gains (Losses) on Investments	(173,247)	431,550	1,219,012	(1,536)	2,396,730
Net Change in Unrealized Appreciation (Depreciation)	49,239	(747,422)	(3,471,781)	16,200	1,090,193

Net Gain (Loss) on Investment	(124,008)	(315,872)	(2,252,769)	14,664	3,486,923

Net Increase (Decrease) in Net Assets Resulting from Operations	226,973	(276,069)	(1,992,656)	15,669	3,457,260

Increase (Decrease) in Net Assets from Contract Transactions	(99,884)	(434,062)	(246,306)	86,019	1,608,348

Total Increase (Decrease) in Net Assets	127,089	(710,131)	(2,238,962)	101,688	5,065,608

Net Assets as of December 31, 2020:	$8,022,950	$2,583,843	$21,012,799	$288,231	$38,269,799

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA American Funds Managed Risk - Balanced Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$56,971,412	$19,076	$4,790,053	$232,251	$20,467,005

Investment Income:
Reinvested Dividends	830,847	141	34,701	3,696	429,667
Investment Expense:
Mortality and Expense Risk and Administrative Charges	881,128	246	85,402	2,617	340,276

Net Investment Income (Loss)	(50,281)	(105)	(50,701)	1,079	89,391

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,551,695	-	-	-	-
Realized Gain (Loss) on Investments	852,176	(1,605)	22,598	-	-

Net Realized Capital Gains (Losses) on Investments	2,403,871	(1,605)	22,598	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,521,431	5,648	1,156,607	-	-

Net Gain (Loss) on Investment	9,925,302	4,043	1,179,205	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	9,875,021	3,938	1,128,504	1,079	89,391

Increase (Decrease) in Net Assets from Contract Transactions	8,726,646	(7,791)	488,497	(54,267)	8,830,319

Total Increase (Decrease) in Net Assets	18,601,667	(3,853)	1,617,001	(53,188)	8,919,710

Net Assets as of December 31, 2019:	$75,573,079	$15,223	$6,407,054	$179,063	$29,386,715

Investment Income:
Reinvested Dividends	903,041	1,700	613,632	566	79,475
Investment Expense:
Mortality and Expense Risk and Administrative Charges	985,384	188	73,506	4,571	605,596

Net Investment Income (Loss)	(82,343)	1,512	540,126	(4,005)	(526,121)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,262,479	1,008	372,335	-	-
Realized Gain (Loss) on Investments	1,412,141	(342)	(267,107)	-	-

Net Realized Capital Gains (Losses) on Investments	3,674,620	666	105,228	-	-
Net Change in Unrealized Appreciation (Depreciation)	(676,468)	(2,455)	(778,590)	-	-

Net Gain (Loss) on Investment	2,998,152	(1,789)	(673,362)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,915,809	(277)	(133,236)	(4,005)	(526,121)

Increase (Decrease) in Net Assets from Contract Transactions	1,933,718	(735)	(680,166)	190,637	20,250,334

Total Increase (Decrease) in Net Assets	4,849,527	(1,012)	(813,402)	186,632	19,724,213

Net Assets as of December 31, 2020:	$80,422,606	$14,211	$5,593,652	$365,695	$49,110,928

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$20,189,042	$59,783	$19,793,618	$13,386,876	$14,317,981

Investment Income:
Reinvested Dividends	353,708	1,317	424,317	187,335	177,101
Investment Expense:
Mortality and Expense Risk and Administrative Charges	209,064	843	298,265	245,341	200,838

Net Investment Income (Loss)	144,644	474	126,052	(58,006)	(23,737)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	688,845	7,791	2,846,163	31,222	69,168
Realized Gain (Loss) on Investments	72,227	1,337	261,586	234,468	77,063

Net Realized Capital Gains (Losses) on Investments	761,072	9,128	3,107,749	265,690	146,231
Net Change in Unrealized Appreciation (Depreciation)	3,868,417	(1,826)	(590,556)	2,276,236	2,972,647

Net Gain (Loss) on Investment	4,629,489	7,302	2,517,193	2,541,926	3,118,878

Net Increase (Decrease) in Net Assets Resulting from Operations	4,774,133	7,776	2,643,245	2,483,920	3,095,141

Increase (Decrease) in Net Assets from Contract Transactions	618,906	(6,364)	(601,584)	11,066,504	3,994,406

Total Increase (Decrease) in Net Assets	5,393,039	1,412	2,041,661	13,550,424	7,089,547

Net Assets as of December 31, 2019:	$25,582,081	$61,195	$21,835,279	$26,937,300	$21,407,528

Investment Income:
Reinvested Dividends	411,097	1,510	516,644	414,765	356,765
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225,867	847	317,792	412,590	285,911

Net Investment Income (Loss)	185,230	663	198,852	2,175	70,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	489,945	429	163,461	114,745	142,466
Realized Gain (Loss) on Investments	171,566	640	93,242	520,164	270,290

Net Realized Capital Gains (Losses) on Investments	661,511	1,069	256,703	634,909	412,756
Net Change in Unrealized Appreciation (Depreciation)	1,545,477	3,059	1,480,979	2,320,594	2,440,292

Net Gain (Loss) on Investment	2,206,988	4,128	1,737,682	2,955,503	2,853,048

Net Increase (Decrease) in Net Assets Resulting from Operations	2,392,218	4,791	1,936,534	2,957,678	2,923,902

Increase (Decrease) in Net Assets from Contract Transactions	687,385	(3,754)	2,657,032	10,729,352	4,977,930

Total Increase (Decrease) in Net Assets	3,079,603	1,037	4,593,566	13,687,030	7,901,832

Net Assets as of December 31, 2020:	$28,661,684	$62,232	$26,428,845	$40,624,330	$29,309,360

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs 70/30 Service Class	TA International Growth Initial Class	TA International Growth Service Class	TA Janus Balanced Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$94,975,663	$-	$87,012	$6,860,618	$85,847,112

Investment Income:
Reinvested Dividends	2,145,536	-	1,653	99,354	1,321,528
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,368,545	-	1,380	103,263	1,328,572

Net Investment Income (Loss)	776,991	-	273	(3,909)	(7,044)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,529,129	-	16,600	1,217,225	4,319,553
Realized Gain (Loss) on Investments	507,505	-	1,864	(56,369)	2,484,429

Net Realized Capital Gains (Losses) on Investments	5,036,634	-	18,464	1,160,856	6,803,982
Net Change in Unrealized Appreciation (Depreciation)	8,315,536	-	3,760	526,160	10,491,458

Net Gain (Loss) on Investment	13,352,170	-	22,224	1,687,016	17,295,440

Net Increase (Decrease) in Net Assets Resulting from Operations	14,129,161	-	22,497	1,683,107	17,288,396

Increase (Decrease) in Net Assets from Contract Transactions	(11,159,656)	-	4,215	(464,676)	(779,199)

Total Increase (Decrease) in Net Assets	2,969,505	-	26,712	1,218,431	16,509,197

Net Assets as of December 31, 2019:	$97,945,168	$-	$113,724	$8,079,049	$102,356,309

Investment Income:
Reinvested Dividends	1,634,332	-	2,538	152,667	1,548,525
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,306,849	-	1,397	102,020	1,408,664

Net Investment Income (Loss)	327,483	-	1,141	50,647	139,861

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,198,585	-	-	-	4,274,524
Realized Gain (Loss) on Investments	321,880	-	1,813	(513,067)	2,962,364

Net Realized Capital Gains (Losses) on Investments	5,520,465	-	1,813	(513,067)	7,236,888
Net Change in Unrealized Appreciation (Depreciation)	4,458,457	-	16,522	1,739,455	5,233,453

Net Gain (Loss) on Investment	9,978,922	-	18,335	1,226,388	12,470,341

Net Increase (Decrease) in Net Assets Resulting from Operations	10,306,405	-	19,476	1,277,035	12,610,202

Increase (Decrease) in Net Assets from Contract Transactions	(9,626,767)	-	(18,433)	(461,091)	(4,921,421)

Total Increase (Decrease) in Net Assets	679,638	-	1,043	815,944	7,688,781

Net Assets as of December 31, 2020:	$98,624,806	$-	$114,767	$8,894,993	$110,045,090

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$64,489	$13,165,619	$-	$61,918,870

Investment Income:
Reinvested Dividends	14	-	-	1,494,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266	250,524	-	855,946

Net Investment Income (Loss)	(252)	(250,524)	-	638,786

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,044	958,651	-	2,361,878
Realized Gain (Loss) on Investments	2,694	492,818	-	(337,782)

Net Realized Capital Gains (Losses) on Investments	3,738	1,451,469	-	2,024,096
Net Change in Unrealized Appreciation (Depreciation)	12,601	3,441,382	-	4,564,831

Net Gain (Loss) on Investment	16,339	4,892,851	-	6,588,927

Net Increase (Decrease) in Net Assets Resulting from Operations	16,087	4,642,327	-	7,227,713

Increase (Decrease) in Net Assets from Contract Transactions	(59,306)	2,314,659	-	(5,320,318)

Total Increase (Decrease) in Net Assets	(43,219)	6,956,986	-	1,907,395

Net Assets as of December 31, 2019:	$21,270	$20,122,605	$-	$63,826,265

Investment Income:
Reinvested Dividends	47	7,676	-	1,406,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	167	277,578	48	818,704

Net Investment Income (Loss)	(120)	(269,902)	(48)	587,321

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,686	1,660,528	-	1,541,629
Realized Gain (Loss) on Investments	110	264,367	2	(109,388)

Net Realized Capital Gains (Losses) on Investments	1,796	1,924,895	2	1,432,241
Net Change in Unrealized Appreciation (Depreciation)	2,170	1,654,740	1,303	3,526,069

Net Gain (Loss) on Investment	3,966	3,579,635	1,305	4,958,310

Net Increase (Decrease) in Net Assets Resulting from Operations	3,846	3,309,733	1,257	5,545,631

Increase (Decrease) in Net Assets from Contract Transactions	(185)	(176,803)	24,123	(6,420,674)

Total Increase (Decrease) in Net Assets	3,661	3,132,930	25,380	(875,043)

Net Assets as of December 31, 2020:	$24,931	$23,255,535	$25,380	$62,951,222

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$33,118	$6,812,799	$644,471	$281,356,104	$410,450

Investment Income:
Reinvested Dividends	653	121,913	7,780	5,864,491	6,991
Investment Expense:
Mortality and Expense Risk and Administrative Charges	521	113,659	6,591	4,058,421	3,546

Net Investment Income (Loss)	132	8,254	1,189	1,806,070	3,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,458	763,104	20,163	17,132,445	26,910
Realized Gain (Loss) on Investments	107	221,436	55,202	1,497,566	21,186

Net Realized Capital Gains (Losses) on Investments	3,565	984,540	75,365	18,630,011	48,096
Net Change in Unrealized Appreciation (Depreciation)	4,354	755,872	(13,375)	20,077,627	(5,426)

Net Gain (Loss) on Investment	7,919	1,740,412	61,990	38,707,638	42,670

Net Increase (Decrease) in Net Assets Resulting from Operations	8,051	1,748,666	63,179	40,513,708	46,115

Increase (Decrease) in Net Assets from Contract Transactions	-	1,261,403	(329,189)	(6,992,242)	(407,763)

Total Increase (Decrease) in Net Assets	8,051	3,010,069	(266,010)	33,521,466	(361,648)

Net Assets as of December 31, 2019:	$41,169	$9,822,868	$378,461	$314,877,570	$48,802

Investment Income:
Reinvested Dividends	699	198,701	8,293	6,108,788	989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	567	166,947	5,220	4,142,616	667

Net Investment Income (Loss)	132	31,754	3,073	1,966,172	322

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,280	1,081,007	11,435	9,416,536	2,496
Realized Gain (Loss) on Investments	111	(220,060)	(116)	1,194,221	55

Net Realized Capital Gains (Losses) on Investments	3,391	860,947	11,319	10,610,757	2,551
Net Change in Unrealized Appreciation (Depreciation)	5,952	3,147,783	27,428	20,494,562	3,695

Net Gain (Loss) on Investment	9,343	4,008,730	38,747	31,105,319	6,246

Net Increase (Decrease) in Net Assets Resulting from Operations	9,475	4,040,484	41,820	33,071,491	6,568

Increase (Decrease) in Net Assets from Contract Transactions	1	3,267,309	1	(5,833,924)	(71)

Total Increase (Decrease) in Net Assets	9,476	7,307,793	41,821	27,237,567	6,497

Net Assets as of December 31, 2020:	$50,645	$17,130,661	$420,282	$342,115,137	$55,299

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$174,322,733	$30,158,394	$638,397	$5,294,028	$41,937,578

Investment Income:
Reinvested Dividends	3,539,545	894,030	8,203	46,932	874,084
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,575,688	513,763	8,857	74,730	601,997

Net Investment Income (Loss)	963,857	380,267	(654)	(27,798)	272,087

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,583,435	-	80,612	579,284	3,507,575
Realized Gain (Loss) on Investments	1,770,773	62,255	28,454	397,231	187,879

Net Realized Capital Gains (Losses) on Investments	17,354,208	62,255	109,066	976,515	3,695,454
Net Change in Unrealized Appreciation (Depreciation)	12,005,317	1,975,602	70,295	429,252	2,403,299

Net Gain (Loss) on Investment	29,359,525	2,037,857	179,361	1,405,767	6,098,753

Net Increase (Decrease) in Net Assets Resulting from Operations	30,323,382	2,418,124	178,707	1,377,969	6,370,840

Increase (Decrease) in Net Assets from Contract Transactions	(16,921,764)	8,855,368	(65,115)	(982,460)	(4,122,591)

Total Increase (Decrease) in Net Assets	13,401,618	11,273,492	113,592	395,509	2,248,249

Net Assets as of December 31, 2019:	$187,724,351	$41,431,886	$751,989	$5,689,537	$44,185,827

Investment Income:
Reinvested Dividends	3,209,379	1,455,816	10,530	96,589	980,856
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,467,718	578,924	9,077	99,787	552,969

Net Investment Income (Loss)	741,661	876,892	1,453	(3,198)	427,887

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,279,889	108,832	58,155	619,947	3,649
Realized Gain (Loss) on Investments	655,293	386,000	39,737	54,540	(191,080)

Net Realized Capital Gains (Losses) on Investments	9,935,182	494,832	97,892	674,487	(187,431)
Net Change in Unrealized Appreciation (Depreciation)	11,430,741	997,533	27,162	1,078,132	4,541,227

Net Gain (Loss) on Investment	21,365,923	1,492,365	125,054	1,752,619	4,353,796

Net Increase (Decrease) in Net Assets Resulting from Operations	22,107,584	2,369,257	126,507	1,749,421	4,781,683

Increase (Decrease) in Net Assets from Contract Transactions	(17,476,042)	793,427	(80,436)	1,311,871	(4,860,935)

Total Increase (Decrease) in Net Assets	4,631,542	3,162,684	46,071	3,061,292	(79,252)

Net Assets as of December 31, 2020:	$192,355,893	$44,594,570	$798,060	$8,750,829	$44,106,575

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$14,420,132	$78,049,142	$80,719,543	$52,742,521

Investment Income:
Reinvested Dividends	196,687	1,708,866	1,340,316	749,485
Investment Expense:
Mortality and Expense Risk and Administrative Charges	249,280	1,087,881	1,107,531	745,398

Net Investment Income (Loss)	(52,593)	620,985	232,785	4,087

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,553,485	1,019,815	2,121,949	1,883,393
Realized Gain (Loss) on Investments	(892,585)	859,070	566,463	504,872

Net Realized Capital Gains (Losses) on Investments	660,900	1,878,885	2,688,412	2,388,265
Net Change in Unrealized Appreciation (Depreciation)	3,002,428	5,608,987	8,407,419	5,336,617

Net Gain (Loss) on Investment	3,663,328	7,487,872	11,095,831	7,724,882

Net Increase (Decrease) in Net Assets Resulting from Operations	3,610,735	8,108,857	11,328,616	7,728,969

Increase (Decrease) in Net Assets from Contract Transactions	98,224	(3,290,918)	(6,870,723)	(4,751,635)

Total Increase (Decrease) in Net Assets	3,708,959	4,817,939	4,457,893	2,977,334

Net Assets as of December 31, 2019:	$18,129,091	$82,867,081	$85,177,436	$55,719,855

Investment Income:
Reinvested Dividends	182,405	1,698,171	1,308,813	795,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	224,334	1,086,667	1,042,380	676,383

Net Investment Income (Loss)	(41,929)	611,504	266,433	118,818

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	689,663	1,942,613	987,097	534,554
Realized Gain (Loss) on Investments	(1,995,325)	884,502	408,595	477,547

Net Realized Capital Gains (Losses) on Investments	(1,305,662)	2,827,115	1,395,692	1,012,101
Net Change in Unrealized Appreciation (Depreciation)	1,514,134	5,003,368	(3,347,807)	(3,141,589)

Net Gain (Loss) on Investment	208,472	7,830,483	(1,952,115)	(2,129,488)

Net Increase (Decrease) in Net Assets Resulting from Operations	166,543	8,441,987	(1,685,682)	(2,010,670)

Increase (Decrease) in Net Assets from Contract Transactions	(149,871)	(4,309,355)	(5,475,646)	(5,121,369)

Total Increase (Decrease) in Net Assets	16,672	4,132,632	(7,161,328)	(7,132,039)

Net Assets as of December 31, 2020:	$18,145,763	$86,999,713	$78,016,108	$48,587,816

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,953,770	$422,463,476	$77,976,438	$329,410,155	$30,245,258

Investment Income:
Reinvested Dividends	72,628	8,722,126	1,628,758	6,025,880	290,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,480	5,839,315	1,033,810	4,623,161	442,263

Net Investment Income (Loss)	18,148	2,882,811	594,948	1,402,719	(151,703)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	123,885	11,619,068	3,905,719	29,978,148	4,807,716
Realized Gain (Loss) on Investments	18,164	3,139,075	779,282	1,335,417	181,348

Net Realized Capital Gains (Losses) on Investments	142,049	14,758,143	4,685,001	31,313,565	4,989,064
Net Change in Unrealized Appreciation (Depreciation)	292,167	40,448,294	2,774,759	23,496,152	139,730

Net Gain (Loss) on Investment	434,216	55,206,437	7,459,760	54,809,717	5,128,794

Net Increase (Decrease) in Net Assets Resulting from Operations	452,364	58,089,248	8,054,708	56,212,436	4,977,091

Increase (Decrease) in Net Assets from Contract Transactions	3,366,867	(27,373,810)	(9,801,235)	(30,858,909)	(1,916,169)

Total Increase (Decrease) in Net Assets	3,819,231	30,715,438	(1,746,527)	25,353,527	3,060,922

Net Assets as of December 31, 2019:	$5,773,001	$453,178,914	$76,229,911	$354,763,682	$33,306,180

Investment Income:
Reinvested Dividends	96,154	8,566,338	1,454,287	6,527,063	330,987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,654	5,457,484	882,394	4,256,173	465,336

Net Investment Income (Loss)	19,500	3,108,854	571,893	2,270,890	(134,349)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	141,139	5,268,086	226,635	8,776,009	403,192
Realized Gain (Loss) on Investments	57,356	2,428,240	(37,802)	(1,141,109)	477,374

Net Realized Capital Gains (Losses) on Investments	198,495	7,696,326	188,833	7,634,900	880,566
Net Change in Unrealized Appreciation (Depreciation)	173,417	(1,629,542)	875,685	(3,185,948)	4,996,672

Net Gain (Loss) on Investment	371,912	6,066,784	1,064,518	4,448,952	5,877,238

Net Increase (Decrease) in Net Assets Resulting from Operations	391,412	9,175,638	1,636,411	6,719,842	5,742,889

Increase (Decrease) in Net Assets from Contract Transactions	508,318	(43,364,631)	(12,268,681)	(34,121,596)	(4,059,096)

Total Increase (Decrease) in Net Assets	899,730	(34,188,993)	(10,632,270)	(27,401,754)	1,683,793

Net Assets as of December 31, 2020:	$6,672,731	$418,989,921	$65,597,641	$327,361,928	$34,989,973

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$94,093	$7,435,779	$60,747,803	$11,878,103

Investment Income:
Reinvested Dividends	-	-	619,928	409,225
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,449	185,660	895,879	176,566

Net Investment Income (Loss)	(5,449)	(185,660)	(275,951)	232,659

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,283	990,908	2,716,588	-
Realized Gain (Loss) on Investments	3,012	501,743	845,530	16,670

Net Realized Capital Gains (Losses) on Investments	9,295	1,492,651	3,562,118	16,670
Net Change in Unrealized Appreciation (Depreciation)	131,541	1,383,447	6,456,229	1,452,339

Net Gain (Loss) on Investment	140,836	2,876,098	10,018,347	1,469,009

Net Increase (Decrease) in Net Assets Resulting from Operations	135,387	2,690,438	9,742,396	1,701,668

Increase (Decrease) in Net Assets from Contract Transactions	1,841,051	20,325,593	(2,335,309)	1,653,891

Total Increase (Decrease) in Net Assets	1,976,438	23,016,031	7,407,087	3,355,559

Net Assets as of December 31, 2019:	$2,070,531	$30,451,810	$68,154,890	$15,233,662

Investment Income:
Reinvested Dividends	-	-	594,012	198,381
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,630	693,310	875,363	197,254

Net Investment Income (Loss)	(35,630)	(693,310)	(281,351)	1,127

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	102,909	2,078,170	2,402,268	392,816
Realized Gain (Loss) on Investments	123,652	4,984,496	1,461,229	8,835

Net Realized Capital Gains (Losses) on Investments	226,561	7,062,666	3,863,497	401,651
Net Change in Unrealized Appreciation (Depreciation)	1,787,291	31,611,760	6,309,220	438,341

Net Gain (Loss) on Investment	2,013,852	38,674,426	10,172,717	839,992

Net Increase (Decrease) in Net Assets Resulting from Operations	1,978,222	37,981,116	9,891,366	841,119

Increase (Decrease) in Net Assets from Contract Transactions	(481,231)	13,833,942	(8,289,718)	429,414

Total Increase (Decrease) in Net Assets	1,496,991	51,815,058	1,601,648	1,270,533

Net Assets as of December 31, 2020:	$3,567,522	$82,266,868	$69,756,538	$16,504,195

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,313,264	$29,702	$124,897,566	$32,006,412	$20,340,485

Investment Income:
Reinvested Dividends	31,218	549	1,913,898	55,833	21,509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,327	460	1,769,188	466,200	296,121

Net Investment Income (Loss)	(1,109)	89	144,710	(410,367)	(274,612)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,080	8,544,843	-	-
Realized Gain (Loss) on Investments	(12,986)	57	1,632,427	(8,103)	1,711

Net Realized Capital Gains (Losses) on Investments	(12,986)	2,137	10,177,270	(8,103)	1,711
Net Change in Unrealized Appreciation (Depreciation)	425,853	3,743	13,921,565	6,074,554	3,508,843

Net Gain (Loss) on Investment	412,867	5,880	24,098,835	6,066,451	3,510,554

Net Increase (Decrease) in Net Assets Resulting from Operations	411,758	5,969	24,243,545	5,656,084	3,235,942

Increase (Decrease) in Net Assets from Contract Transactions	2,530,239	(2)	(8,295,321)	(1,869,668)	(698,051)

Total Increase (Decrease) in Net Assets	2,941,997	5,967	15,948,224	3,786,416	2,537,891

Net Assets as of December 31, 2019:	$4,255,261	$35,669	$140,845,790	$35,792,828	$22,878,376

Investment Income:
Reinvested Dividends	81,410	578	1,820,953	1,120,861	320,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,903	508	1,765,394	465,162	296,387

Net Investment Income (Loss)	17,507	70	55,559	655,699	24,542

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,503	1,484	5,503,381	2,185,909	1,488,914
Realized Gain (Loss) on Investments	(88,792)	81	2,722,731	220,567	281,521

Net Realized Capital Gains (Losses) on Investments	(82,289)	1,565	8,226,112	2,406,476	1,770,435
Net Change in Unrealized Appreciation (Depreciation)	522,440	3,467	9,374,462	(624,521)	3,713

Net Gain (Loss) on Investment	440,151	5,032	17,600,574	1,781,955	1,774,148

Net Increase (Decrease) in Net Assets Resulting from Operations	457,658	5,102	17,656,133	2,437,654	1,798,690

Increase (Decrease) in Net Assets from Contract Transactions	1,115,164	(3)	(16,646,527)	(3,626,229)	(2,477,545)

Total Increase (Decrease) in Net Assets	1,572,822	5,099	1,009,606	(1,188,575)	(678,855)

Net Assets as of December 31, 2020:	$5,828,083	$40,768	$141,855,396	$34,604,253	$22,199,521

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$33,203,902	$328,990	$70,767,725	$15,136,032	$1,498,950

Investment Income:
Reinvested Dividends	-	6,617	1,612,735	360,395	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	491,552	3,974	994,862	225,325	9,870

Net Investment Income (Loss)	(491,552)	2,643	617,873	135,070	(9,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)

Net Realized Capital Gains (Losses) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)
Net Change in Unrealized Appreciation (Depreciation)	6,995,947	17,461	4,216,755	901,692	(206,523)

Net Gain (Loss) on Investment	7,052,999	16,401	4,030,059	868,217	(445,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,561,447	19,044	4,647,932	1,003,287	(455,495)

Increase (Decrease) in Net Assets from Contract Transactions	(1,443,828)	(96,965)	(3,702,128)	125,891	(589,719)

Total Increase (Decrease) in Net Assets	5,117,619	(77,921)	945,804	1,129,178	(1,045,214)

Net Assets as of December 31, 2019:	$38,321,521	$251,069	$71,713,529	$16,265,210	$453,736

Investment Income:
Reinvested Dividends	1,459,837	10,995	2,917,889	246,617	1,898
Investment Expense:
Mortality and Expense Risk and Administrative Charges	497,244	3,624	993,317	233,030	9,444

Net Investment Income (Loss)	962,593	7,371	1,924,572	13,587	(7,546)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,091,350	1,136	319,874	-	-
Realized Gain (Loss) on Investments	176,933	732	303,443	62,280	(693,340)

Net Realized Capital Gains (Losses) on Investments	3,268,283	1,868	623,317	62,280	(693,340)
Net Change in Unrealized Appreciation (Depreciation)	(1,497,081)	6,425	1,537,256	1,042,759	(86,929)

Net Gain (Loss) on Investment	1,771,202	8,293	2,160,573	1,105,039	(780,269)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,733,795	15,664	4,085,145	1,118,626	(787,815)

Increase (Decrease) in Net Assets from Contract Transactions	(2,296,561)	8,934	(3,121,368)	6,054	687,947

Total Increase (Decrease) in Net Assets	437,234	24,598	963,777	1,124,680	(99,868)

Net Assets as of December 31, 2020:	$38,758,755	$275,667	$72,677,306	$17,389,890	$353,868

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Rothschild & Co Large Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$21,945,243	$83,488,938	$48,723,711	$95,017

Investment Income:
Reinvested Dividends	437,722	1,549,365	836,930	1,348
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,885	1,123,475	689,853	4,859

Net Investment Income (Loss)	158,837	425,890	147,077	(3,511)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,657,376	5,858,036	3,320,278	1,726
Realized Gain (Loss) on Investments	81,691	348,994	(117,585)	(575)

Net Realized Capital Gains (Losses) on Investments	1,739,067	6,207,030	3,202,693	1,151
Net Change in Unrealized Appreciation (Depreciation)	174,293	1,199,812	1,254,133	53,008

Net Gain (Loss) on Investment	1,913,360	7,406,842	4,456,826	54,159

Net Increase (Decrease) in Net Assets Resulting from Operations	2,072,197	7,832,732	4,603,903	50,648

Increase (Decrease) in Net Assets from Contract Transactions	(1,857,100)	(5,595,849)	(4,645,871)	720,498

Total Increase (Decrease) in Net Assets	215,097	2,236,883	(41,968)	771,146

Net Assets as of December 31, 2019:	$22,160,340	$85,725,821	$48,681,743	$866,163

Investment Income:
Reinvested Dividends	410,770	1,483,407	764,501	8,882
Investment Expense:
Mortality and Expense Risk and Administrative Charges	263,169	1,044,438	584,979	15,660

Net Investment Income (Loss)	147,601	438,969	179,522	(6,778)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,296	1,468,122	839,983	28,285
Realized Gain (Loss) on Investments	(25,986)	(380,601)	(903,460)	(45,151)

Net Realized Capital Gains (Losses) on Investments	277,310	1,087,521	(63,477)	(16,866)
Net Change in Unrealized Appreciation (Depreciation)	639,567	(458,147)	(2,121,091)	307,426

Net Gain (Loss) on Investment	916,877	629,374	(2,184,568)	290,560

Net Increase (Decrease) in Net Assets Resulting from Operations	1,064,478	1,068,343	(2,005,046)	283,782

Increase (Decrease) in Net Assets from Contract Transactions	(2,098,682)	(7,465,891)	(4,957,182)	1,017,842

Total Increase (Decrease) in Net Assets	(1,034,204)	(6,397,548)	(6,962,228)	1,301,624

Net Assets as of December 31, 2020:	$21,126,136	$79,328,273	$41,719,515	$2,167,787

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA S&P 500 Index Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$5,693,818	$2,775,440	$11,101,674	$301,771	$30,144,074

Investment Income:
Reinvested Dividends	88,441	26,962	106,183	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	241,498	38,675	197,656	2,645	547,614

Net Investment Income (Loss)	(153,057)	(11,713)	(91,473)	(2,645)	(547,614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	214,761	1,129,468	17,711	4,152,252
Realized Gain (Loss) on Investments	742,618	1,696	(297,443)	27,962	1,416,617

Net Realized Capital Gains (Losses) on Investments	742,618	216,457	832,025	45,673	5,568,869
Net Change in Unrealized Appreciation (Depreciation)	3,452,602	411,909	1,995,116	29,160	4,526,933

Net Gain (Loss) on Investment	4,195,220	628,366	2,827,141	74,833	10,095,802

Net Increase (Decrease) in Net Assets Resulting from Operations	4,042,163	616,653	2,735,668	72,188	9,548,188

Increase (Decrease) in Net Assets from Contract Transactions	24,468,153	(434,930)	2,722,416	(194,570)	2,847,098

Total Increase (Decrease) in Net Assets	28,510,316	181,723	5,458,084	(122,382)	12,395,286

Net Assets as of December 31, 2019:	$34,204,134	$2,957,163	$16,559,758	$179,389	$42,539,360

Investment Income:
Reinvested Dividends	322,768	28,359	119,938	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	617,559	32,281	170,360	1,944	563,076

Net Investment Income (Loss)	(294,791)	(3,922)	(50,422)	(1,944)	(563,076)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,623	98,816	522,199	8,091	3,009,988
Realized Gain (Loss) on Investments	587,915	3,884	(2,779,340)	18,284	130,524

Net Realized Capital Gains (Losses) on Investments	737,538	102,700	(2,257,141)	26,375	3,140,512
Net Change in Unrealized Appreciation (Depreciation)	8,057,104	(34,759)	1,473,184	773	5,905,364

Net Gain (Loss) on Investment	8,794,642	67,941	(783,957)	27,148	9,045,876

Net Increase (Decrease) in Net Assets Resulting from Operations	8,499,851	64,019	(834,379)	25,204	8,482,800

Increase (Decrease) in Net Assets from Contract Transactions	15,057,315	(214,662)	(1,117,210)	(63,379)	(318,603)

Total Increase (Decrease) in Net Assets	23,557,166	(150,643)	(1,951,589)	(38,175)	8,164,197

Net Assets as of December 31, 2020:	$57,761,300	$2,806,520	$14,608,169	$141,214	$50,703,557

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2018:	$605,509	$2,850,415	$2,666,025	$20,207,482	$-

Investment Income:
Reinvested Dividends	8,972	42,472	4,153	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,586	50,130	47,611	378,795	-

Net Investment Income (Loss)	386	(7,658)	(43,458)	(378,795)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,911	57,364	270,448	2,221,095	-
Realized Gain (Loss) on Investments	6,176	18,047	82,861	786,793	-

Net Realized Capital Gains (Losses) on Investments	16,087	75,411	353,309	3,007,888	-
Net Change in Unrealized Appreciation (Depreciation)	96,690	536,963	804,049	5,632,152	-

Net Gain (Loss) on Investment	112,777	612,374	1,157,358	8,640,040	-

Net Increase (Decrease) in Net Assets Resulting from Operations	113,163	604,716	1,113,900	8,261,245	-

Increase (Decrease) in Net Assets from Contract Transactions	(37,887)	567,638	1,501,340	8,418,463	-

Total Increase (Decrease) in Net Assets	75,276	1,172,354	2,615,240	16,679,708	-

Net Assets as of December 31, 2019:	$680,785	$4,022,769	$5,281,265	$36,887,190	$-

Investment Income:
Reinvested Dividends	16,933	100,040	5,345	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,183	49,808	69,812	571,534	-

Net Investment Income (Loss)	9,750	50,232	(64,467)	(571,534)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	389,125	3,234,123	-
Realized Gain (Loss) on Investments	10,807	(169,292)	249,333	3,198,166	-

Net Realized Capital Gains (Losses) on Investments	10,807	(169,292)	638,458	6,432,289	-
Net Change in Unrealized Appreciation (Depreciation)	2,623	283,283	990,357	6,410,967	-

Net Gain (Loss) on Investment	13,430	113,991	1,628,815	12,843,256	-

Net Increase (Decrease) in Net Assets Resulting from Operations	23,180	164,223	1,564,348	12,271,722	-

Increase (Decrease) in Net Assets from Contract Transactions	(95,136)	1,668,255	(880,950)	(495,130)	-

Total Increase (Decrease) in Net Assets	(71,956)	1,832,478	683,398	11,776,592	-

Net Assets as of December 31, 2020:	$608,829	$5,855,247	$5,964,663	$48,663,782	$-

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income	Vanguard® Equity Index
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$917,606

Investment Income:
Reinvested Dividends	-	-	-	-	20,082
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	4,767

Net Investment Income (Loss)	-	-	-	-	15,315

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	26,294
Realized Gain (Loss) on Investments	-	-	-	-	209,199

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	235,493
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(95,893)

Net Gain (Loss) on Investment	-	-	-	-	139,600

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	154,915

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(1,072,521)

Total Increase (Decrease) in Net Assets	-	-	-	-	(917,606)

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$552,283	$-

Investment Income:
Reinvested Dividends	-	-	-	9,015	7,282
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	2,575	4,731

Net Investment Income (Loss)	-	-	-	6,440	2,551

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	19,659	37,539
Realized Gain (Loss) on Investments	-	-	-	104,633	50,968

Net Realized Capital Gains (Losses) on Investments	-	-	-	124,292	88,507
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(50,659)	14,869

Net Gain (Loss) on Investment	-	-	-	73,633	103,376

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	80,073	105,927

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(632,356)	583,185

Total Increase (Decrease) in Net Assets	-	-	-	(552,283)	689,112

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$689,112

Investment Income:
Reinvested Dividends	-	-	-	-	9,784
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	7,409

Net Investment Income (Loss)	-	-	-	-	2,375

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	36,634
Realized Gain (Loss) on Investments	-	-	-	-	(1,836)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	34,798
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	74,679

Net Gain (Loss) on Investment	-	-	-	-	109,477

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	111,852

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(14,267)

Total Increase (Decrease) in Net Assets	-	-	-	-	97,585

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$786,697

See Accompanying Notes.
(1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$356,183

Investment Income:
Reinvested Dividends	-	-	6,749	17,292	27,802
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	2,225	5,966	7,889

Net Investment Income (Loss)	-	-	4,524	11,326	19,913

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,197	-	-
Realized Gain (Loss) on Investments	-	-	23,175	14,908	35,152

Net Realized Capital Gains (Losses) on Investments	-	-	35,372	14,908	35,152
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,993	1,707	22,429

Net Gain (Loss) on Investment	-	-	41,365	16,615	57,581

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	45,889	27,941	77,494

Increase (Decrease) in Net Assets from Contract Transactions	-	-	239,411	796,699	348,716

Total Increase (Decrease) in Net Assets	-	-	285,300	824,640	426,210

Net Assets as of December 31, 2019:	$-	$-	$285,300	$824,640	$782,393

Investment Income:
Reinvested Dividends	-	-	6,516	21,327	19,867
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	2,944	9,507	9,773

Net Investment Income (Loss)	-	-	3,572	11,820	10,094

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,098	-	-
Realized Gain (Loss) on Investments	-	-	(849)	2,019	495

Net Realized Capital Gains (Losses) on Investments	-	-	3,249	2,019	495
Net Change in Unrealized Appreciation (Depreciation)	-	-	(24,048)	20,749	38,498

Net Gain (Loss) on Investment	-	-	(20,799)	22,768	38,993

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(17,227)	34,588	49,087

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2,536)	(18,845)	(4,679)

Total Increase (Decrease) in Net Assets	-	-	(19,763)	15,743	44,408

Net Assets as of December 31, 2020:	$-	$-	$265,537	$840,383	$826,801

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Voya Strategic Allocation Moderate Class S Shares	Wanger International	Wanger USA
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-

Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-

Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-

Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-

Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica PrincipiumSM IV Variable Annuity, and Transamerica I-Share II Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Bond Class 4 Shares	American Funds - Bond Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Bond Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018
TA Madison Diversified Income Service Class	June 1, 2017
TA MSCI EAFE Index Service Class	May 1, 2017
TA S&P 500 Index Service Class	May 1, 2017
TA BlackRock iShares Edge 100 Service Class	March 21, 2016
TA BlackRock iShares Edge 50 Service Class	March 21, 2016
TA BlackRock iShares Edge 75 Service Class	March 21, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:
Subaccount	Formerly
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA International Growth Service Class	TA Greystone International Growth Service Class
TA Morgan Stanley Global Allocation Service Class	TA BlackRock Global Allocation Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Balanced Service Class
TA MSCI EAFE Index Service Class	TA International Equity Index Service Class
TA Rothschild & Co Large Cap Value Service Class	TA Levin Large Cap Value Service Class
TA S&P 500 Index Service Class	TA U.S. Equity Index Service Class

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$950,621	$1,161,456
AB Growth and Income Class B Shares	4,735,552	6,698,485
AB Large Cap Growth Class B Shares	27,558	151,068
American Funds - Asset Allocation Class 2 Shares	10,597,927	14,373,552
American Funds - Asset Allocation Class 4 Shares	102	102
American Funds - Bond Class 2 Shares	8,549,550	5,424,182
American Funds - Bond Class 4 Shares	100	100
American Funds - Growth Class 2 Shares	23,993,621	24,432,812
American Funds - Growth Class 4 Shares	87,468	2,311
American Funds - Growth-Income Class 2 Shares	12,093,188	9,028,539
American Funds - Growth-Income Class 4 Shares	28,820	259
American Funds - International Class 2 Shares	8,108,164	14,221,275
American Funds - International Class 4 Shares	102	102
American Funds - New World Class 4 Shares	104	104
DFA VA Equity Allocation	-	-
DFA VA Global Bond	-	-
DFA VA Global Moderate Allocation	-	-
DFA VA International Small	-	-
DFA VA International Value	-	-
DFA VA Short-Term Fixed	-	-
DFA VA U.S. Large Value	-	-
DFA VA U.S. Targeted Value	-	-
Fidelity® VIP Balanced Service Class 2	9,620,280	6,531,020
Fidelity® VIP Consumer Staples Initial Class	102	102
Fidelity® VIP Contrafund® Initial Class	-	-
Fidelity® VIP Contrafund® Service Class 2	13,625,011	18,115,249
Fidelity® VIP Energy Service Class 2	107	107
Fidelity® VIP Equity-Income Service Class 2	31,120	142,362
Fidelity® VIP Growth Service Class 2	117,441	256,190
Fidelity® VIP Growth Opportunities Service Class 2	214	181
Fidelity® VIP Health Care Service Class 2	104	104
Fidelity® VIP Mid Cap Initial Class	-	-
Fidelity® VIP Mid Cap Service Class 2	8,291,618	7,903,552
Fidelity® VIP Technology Initial Class	108	108
Fidelity® VIP Utilities Initial Class	102	102
Fidelity® VIP Value Strategies Initial Class	1,466	5,765

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Value Strategies Service Class 2	$4,300,058	$5,980,873
Franklin Allocation Class 4 Shares	567,826	396,305
Franklin Income Class 2 Shares	112,967	462,335
Franklin Mutual Shares Class 2 Shares	22,375	112,193
Franklin Templeton Foreign Class 2 Shares	37,945	171,549
Invesco V.I. American Franchise Series II Shares	11,362	37,430
Janus Henderson - Enterprise Service Shares	26,564	33,992
Janus Henderson - Global Research Service Shares	17,028	83,053
Janus Henderson - Mid Cap Value Service Shares	66	129
JPMorgan Insurance Trust Core Bond Class 1 Shares	7,177	114,056
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	12,661	2,171
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	73	149
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	7,171	2,752
MFS® New Discovery Service Class	225,271	515,369
MFS® Total Return Service Class	41,157	162,674
State Street Total Return V.I.S. Class 3 Shares	568,224	1,423,483
TA 60/40 Allocation Service Class	447,414	73,555
TA Aegon High Yield Bond Initial Class	5,329	10,991
TA Aegon High Yield Bond Service Class	1,802,348	1,551,247
TA Aegon Sustainable Equity Income Initial Class	388,169	484,033
TA Aegon Sustainable Equity Income Service Class	7,184,835	4,805,192
TA Aegon U.S. Government Securities Initial Class	117,579	30,202
TA Aegon U.S. Government Securities Service Class	94,040,568	92,406,446
TA American Funds Managed Risk - Balanced Service Class	15,335,206	11,221,190
TA BlackRock Global Real Estate Securities Initial Class	2,708	923
TA BlackRock Global Real Estate Securities Service Class	2,765,486	2,533,185
TA BlackRock Government Money Market Initial Class	430,225	243,589
TA BlackRock Government Money Market Service Class	75,263,003	55,538,675
TA BlackRock iShares Edge 100 Service Class	2,526,840	1,164,281
TA BlackRock iShares Edge 40 Initial Class	2,739	5,401
TA BlackRock iShares Edge 40 Service Class	6,213,549	3,194,198
TA BlackRock iShares Edge 50 Service Class	16,433,918	5,587,645
TA BlackRock iShares Edge 75 Service Class	8,941,057	3,749,808
TA BlackRock Tactical Allocation Service Class	10,987,311	15,088,039
TA Goldman Sachs 70/30 Service Class	102	102
TA International Growth Initial Class	2,538	19,830

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA International Growth Service Class	$1,476,026	$1,886,458
TA Janus Balanced Service Class	13,816,260	14,323,273
TA Janus Mid-Cap Growth Initial Class	1,733	351
TA Janus Mid-Cap Growth Service Class	5,641,494	4,427,675
TA JPMorgan Asset Allocation - Conservative Initial Class	24,124	48
TA JPMorgan Asset Allocation - Conservative Service Class	7,738,250	12,029,992
TA JPMorgan Asset Allocation - Growth Initial Class	3,980	567
TA JPMorgan Asset Allocation - Growth Service Class	7,302,745	2,922,673
TA JPMorgan Asset Allocation - Moderate Initial Class	19,728	5,220
TA JPMorgan Asset Allocation - Moderate Service Class	40,321,200	34,772,373
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,485	737
TA JPMorgan Asset Allocation - Moderate Growth Service Class	19,185,529	26,640,026
TA JPMorgan Core Bond Service Class	10,556,106	8,776,947
TA JPMorgan Enhanced Index Initial Class	82,174	103,002
TA JPMorgan Enhanced Index Service Class	3,432,176	1,503,561
TA JPMorgan International Moderate Growth Service Class	2,854,976	7,284,408
TA JPMorgan Mid Cap Value Service Class	7,588,609	7,090,750
TA JPMorgan Tactical Allocation Service Class	6,663,391	8,418,633
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,702,807	8,924,899
TA Legg Mason Dynamic Allocation - Growth Service Class	3,315,937	7,783,941
TA Madison Diversified Income Service Class	1,668,202	999,249
TA Managed Risk - Balanced ETF Service Class	21,787,422	56,774,999
TA Managed Risk - Conservative ETF Service Class	3,567,114	15,037,264
TA Managed Risk - Growth ETF Service Class	23,508,543	46,583,325
TA Market Participation Strategy Service Class	2,772,575	6,562,821
TA Morgan Stanley Capital Growth Initial Class	137,434	551,377
TA Morgan Stanley Capital Growth Service Class	31,458,044	16,239,247
TA Morgan Stanley Global Allocation Service Class	8,683,163	14,851,997
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,966,500	1,143,139
TA MSCI EAFE Index Service Class	2,191,007	1,051,835
TA Multi-Managed Balanced Initial Class	2,062	509
TA Multi-Managed Balanced Service Class	12,435,198	23,522,800
TA PIMCO Tactical - Balanced Service Class	3,763,905	4,548,528
TA PIMCO Tactical - Conservative Service Class	2,919,995	3,884,078
TA PIMCO Tactical - Growth Service Class	6,522,980	4,765,583
TA PIMCO Total Return Initial Class	36,246	18,805

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Total Return Service Class	$10,974,653	$11,851,572
TA PineBridge Inflation Opportunities Service Class	2,176,697	2,157,072
TA ProFunds UltraBear Service Class (OAM)	2,831,798	2,151,019
TA QS Investors Active Asset Allocation - Conservative Service Class	1,370,754	3,018,545
TA QS Investors Active Asset Allocation - Moderate Service Class	5,576,881	11,135,719
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,651,648	7,589,324
TA Rothschild & Co Large Cap Value Service Class	1,630,578	591,230
TA S&P 500 Index Service Class	20,570,270	5,658,135
TA Small/Mid Cap Value Initial Class	129,926	249,694
TA Small/Mid Cap Value Service Class	5,457,414	6,102,844
TA T. Rowe Price Small Cap Initial Class	10,896	68,128
TA T. Rowe Price Small Cap Service Class	14,358,113	12,229,804
TA TS&W International Equity Initial Class	19,801	105,186
TA TS&W International Equity Service Class	3,173,687	1,455,205
TA WMC US Growth Initial Class	421,988	978,280
TA WMC US Growth Service Class	14,704,371	12,536,919
Vanguard® Balanced	-	-
Vanguard® Capital Growth	-	-
Vanguard® Conservative Allocation	-	-
Vanguard® Diversified Value	-	-
Vanguard® Equity Income	-	-
Vanguard® Equity Index	-	-
Vanguard® Global Bond Index	-	-
Vanguard® Growth	-	-
Vanguard® High Yield Bond	-	-
Vanguard® International	-	-
Vanguard® Mid-Cap Index	46,419	21,677
Vanguard® Moderate Allocation	-	-
Vanguard® Money Market	-	-
Vanguard® Real Estate Index	10,614	5,479
Vanguard® Short-Term Investment Grade	116,133	123,158
Vanguard® Total Bond Market Index	23,285	17,870
Vanguard® Total International Stock Market Index	-	-
Vanguard® Total Stock Market Index	-	-
Voya Global Perspectives Class S Shares	-	-
Voya Large Cap Value Class S Shares	-	-

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Voya Strategic Allocation Conservative Class S Shares	$-	$-
Voya Strategic Allocation Moderate Class S Shares	-	-
Wanger International	-	-
Wanger USA	-	-

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	152,673	(257,596)	(104,923)	161,389	(337,274)	(175,885)
AB Growth and Income Class B Shares	320,830	(1,125,592)	(804,762)	287,213	(1,713,359)	(1,426,146)
AB Large Cap Growth Class B Shares	-	(35,109)	(35,109)	-	(29,196)	(29,196)
American Funds - Asset Allocation Class 2 Shares	780,498	(2,166,569)	(1,386,071)	641,683	(1,709,598)	(1,067,915)
American Funds - Asset Allocation Class 4 Shares	-	-	-	-	-	-
American Funds - Bond Class 2 Shares	1,066,027	(946,913)	119,114	865,708	(1,262,970)	(397,262)
American Funds - Bond Class 4 Shares	-	-	-	-	-	-
American Funds - Growth Class 2 Shares	1,208,148	(1,533,508)	(325,360)	1,330,787	(1,016,975)	313,812
American Funds - Growth Class 4 Shares	6,574	(135)	6,439	-	-	-
American Funds - Growth-Income Class 2 Shares	572,713	(686,710)	(113,997)	798,526	(520,982)	277,544
American Funds - Growth-Income Class 4 Shares	2,506	(1)	2,505	-	-	-
American Funds - International Class 2 Shares	1,112,087	(4,302,732)	(3,190,645)	1,434,479	(2,070,288)	(635,809)
American Funds - International Class 4 Shares	-	-	-	-	-	-
American Funds - New World Class 4 Shares	-	-	-	-	-	-
DFA VA Equity Allocation	-	-	-	-	-	-
DFA VA Global Bond	-	-	-	-	-	-
DFA VA Global Moderate Allocation	-	-	-	-	-	-
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	-	-	-	-	-
DFA VA Short-Term Fixed	-	-	-	-	-	-
DFA VA U.S. Large Value	-	-	-	-	-	-
DFA VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	673,529	(1,313,656)	(640,127)	721,372	(1,781,915)	(1,060,543)
Fidelity® VIP Consumer Staples Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Service Class 2	857,998	(1,793,582)	(935,584)	2,714,322	(1,101,794)	1,612,528
Fidelity® VIP Energy Service Class 2	-	-	-	-	-	-

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	2	(60,350)	(60,348)	-	(24,495)	(24,495)
Fidelity® VIP Growth Service Class 2	-	(61,089)	(61,089)	-	(14,628)	(14,628)
Fidelity® VIP Growth Opportunities Service Class 2	-	(45)	(45)	-	(44)	(44)
Fidelity® VIP Health Care Service Class 2	-	-	-	-	-	-
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	670,846	(805,672)	(134,826)	592,192	(666,324)	(74,132)
Fidelity® VIP Technology Initial Class	-	-	-	-	-	-
Fidelity® VIP Utilities Initial Class	-	-	-	-	-	-
Fidelity® VIP Value Strategies Initial Class	-	(391)	(391)	-	(196)	(196)
Fidelity® VIP Value Strategies Service Class 2	351,345	(658,161)	(306,816)	352,892	(470,696)	(117,804)
Franklin Allocation Class 4 Shares	12,949	(171,915)	(158,966)	104,664	(309,976)	(205,312)
Franklin Income Class 2 Shares	-	(293,445)	(293,445)	58,811	(471,860)	(413,049)
Franklin Mutual Shares Class 2 Shares	-	(86,141)	(86,141)	34,843	(98,805)	(63,962)
Franklin Templeton Foreign Class 2 Shares	9,203	(181,374)	(172,171)	27,337	(243,638)	(216,301)
Invesco V.I. American Franchise Series II Shares	-	(15,499)	(15,499)	-	(35,181)	(35,181)
Janus Henderson - Enterprise Service Shares	-	(5,262)	(5,262)	-	(1,298)	(1,298)
Janus Henderson - Global Research Service Shares	-	(38,714)	(38,714)	-	(9,357)	(9,357)
Janus Henderson - Mid Cap Value Service Shares	-	(35)	(35)	-	(34)	(34)
JPMorgan Insurance Trust Core Bond Class 1 Shares	1	(77,034)	(77,033)	75,611	(105,318)	(29,707)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	-	-
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(34)	(34)	-	(2,195)	(2,195)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(334)	(334)	-	(323)	(323)
MFS® New Discovery Service Class	5,056	(105,076)	(100,020)	6,500	(47,654)	(41,154)
MFS® Total Return Service Class	2	(74,356)	(74,354)	4,671	(53,635)	(48,964)
State Street Total Return V.I.S. Class 3 Shares	124,988	(292,221)	(167,233)	270,945	(398,495)	(127,550)
TA 60/40 Allocation Service Class	38,209	(5,384)	32,825	57,823	(17,756)	40,067
TA Aegon High Yield Bond Initial Class	215	(2,257)	(2,042)	168	(25,417)	(25,249)

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Aegon High Yield Bond Service Class	188,460	(383,490)	(195,030)	308,207	(420,468)	(112,261)
TA Aegon Sustainable Equity Income Initial Class	5,926	(161,785)	(155,859)	508	(131,083)	(130,575)
TA Aegon Sustainable Equity Income Service Class	575,894	(1,034,044)	(458,150)	597,692	(1,447,109)	(849,417)
TA Aegon U.S. Government Securities Initial Class	51,351	(12,032)	39,319	2,959	(45,303)	(42,344)
TA Aegon U.S. Government Securities Service Class	12,293,105	(13,655,000)	(1,361,895)	3,214,842	(7,582,098)	(4,367,256)
TA American Funds Managed Risk - Balanced Service Class	1,097,612	(892,709)	204,903	1,246,252	(483,698)	762,554
TA BlackRock Global Real Estate Securities Initial Class	-	(248)	(248)	1,149	(3,839)	(2,690)
TA BlackRock Global Real Estate Securities Service Class	299,177	(376,270)	(77,093)	127,784	(168,819)	(41,035)
TA BlackRock Government Money Market Initial Class	326,072	(181,937)	144,135	140,554	(181,747)	(41,193)
TA BlackRock Government Money Market Service Class	23,842,908	(15,751,868)	8,091,040	12,239,960	(11,219,883)	1,020,077
TA BlackRock iShares Edge 100 Service Class	121,269	(71,218)	50,051	67,231	(22,586)	44,645
TA BlackRock iShares Edge 40 Initial Class	415	(2,319)	(1,904)	228	(3,775)	(3,547)
TA BlackRock iShares Edge 40 Service Class	714,064	(789,927)	(75,863)	430,028	(1,052,922)	(622,894)
TA BlackRock iShares Edge 50 Service Class	1,287,697	(438,982)	848,715	1,067,888	(138,045)	929,843
TA BlackRock iShares Edge 75 Service Class	684,286	(274,754)	409,532	413,144	(88,315)	324,829
TA BlackRock Tactical Allocation Service Class	388,240	(3,791,337)	(3,403,097)	314,901	(4,343,046)	(4,028,145)
TA Goldman Sachs 70/30 Service Class	-	-	-	-	-	-
TA International Growth Initial Class	-	(5,730)	(5,730)	7,983	(11,820)	(3,837)
TA International Growth Service Class	190,994	(391,195)	(200,201)	146,406	(316,636)	(170,230)
TA Janus Balanced Service Class	734,209	(2,854,157)	(2,119,948)	1,052,687	(2,688,167)	(1,635,480)
TA Janus Mid-Cap Growth Initial Class	-	(82)	(82)	614	(4,077)	(3,463)
TA Janus Mid-Cap Growth Service Class	352,545	(745,445)	(392,900)	353,100	(628,148)	(275,048)
TA JPMorgan Asset Allocation - Conservative Initial Class	11,768	-	11,768	-	-	-
TA JPMorgan Asset Allocation - Conservative Service Class	2,082,104	(3,828,246)	(1,746,142)	957,629	(3,171,139)	(2,213,510)
TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Service Class	477,604	(271,809)	205,795	183,899	(363,163)	(179,264)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	166,479	(332,958)	(166,479)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Service Class	2,526,540	(9,601,175)	(7,074,635)	2,248,877	(10,587,324)	(8,338,447)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(30)	(30)	-	(185,480)	(185,480)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	807,231	(5,552,576)	(4,745,345)	546,277	(6,646,749)	(6,100,472)
TA JPMorgan Core Bond Service Class	1,286,728	(2,130,069)	(843,341)	2,477,109	(1,941,498)	535,611
TA JPMorgan Enhanced Index Initial Class	3,138	(24,669)	(21,531)	-	(20,677)	(20,677)
TA JPMorgan Enhanced Index Service Class	184,600	(133,852)	50,748	100,185	(168,460)	(68,275)
TA JPMorgan International Moderate Growth Service Class	433,885	(2,623,804)	(2,189,919)	208,268	(2,145,664)	(1,937,396)
TA JPMorgan Mid Cap Value Service Class	538,365	(597,090)	(58,725)	365,336	(523,084)	(157,748)
TA JPMorgan Tactical Allocation Service Class	404,034	(1,861,520)	(1,457,486)	609,606	(2,639,532)	(2,029,926)
TA Legg Mason Dynamic Allocation - Balanced Service Class	398,336	(1,744,629)	(1,346,293)	484,602	(1,595,323)	(1,110,721)
TA Legg Mason Dynamic Allocation - Growth Service Class	294,041	(2,031,344)	(1,737,303)	170,398	(1,713,196)	(1,542,798)
TA Madison Diversified Income Service Class	143,506	(105,360)	38,146	352,842	(48,034)	304,808
TA Managed Risk - Balanced ETF Service Class	1,177,191	(11,817,145)	(10,639,954)	1,187,646	(10,541,063)	(9,353,417)
TA Managed Risk - Conservative ETF Service Class	348,275	(3,249,162)	(2,900,887)	831,028	(6,438,006)	(5,606,978)
TA Managed Risk - Growth ETF Service Class	1,507,096	(11,923,587)	(10,416,491)	1,661,609	(11,879,340)	(10,217,731)
TA Market Participation Strategy Service Class	381,123	(1,171,202)	(790,079)	132,518	(556,331)	(423,813)
TA Morgan Stanley Capital Growth Initial Class	4,864	(104,827)	(99,963)	479,862	(10,529)	469,333
TA Morgan Stanley Capital Growth Service Class	803,391	(701,267)	102,124	1,915,066	(221,066)	1,694,000
TA Morgan Stanley Global Allocation Service Class	824,403	(4,906,866)	(4,082,463)	747,447	(2,950,604)	(2,203,157)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	138,970	(95,398)	43,572	314,818	(149,742)	165,076
TA MSCI EAFE Index Service Class	212,501	(103,008)	109,493	309,403	(69,244)	240,159
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Service Class	837,244	(2,649,828)	(1,812,584)	550,762	(2,658,447)	(2,107,685)
TA PIMCO Tactical - Balanced Service Class	155,549	(1,469,423)	(1,313,874)	290,270	(920,567)	(630,297)
TA PIMCO Tactical - Conservative Service Class	339,662	(929,497)	(589,835)	467,595	(823,075)	(355,480)
TA PIMCO Tactical - Growth Service Class	262,125	(980,987)	(718,862)	239,047	(955,695)	(716,648)

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Total Return Initial Class	13,167	(8,282)	4,885	35,011	(92,800)	(57,789)
TA PIMCO Total Return Service Class	1,327,667	(3,957,452)	(2,629,785)	1,556,410	(4,368,748)	(2,812,338)
TA PineBridge Inflation Opportunities Service Class	370,149	(939,943)	(569,794)	442,076	(994,697)	(552,621)
TA ProFunds UltraBear Service Class (OAM)	99,625,270	(86,627,250)	12,998,020	9,304,476	(25,784,761)	(16,480,285)
TA QS Investors Active Asset Allocation - Conservative Service Class	81,850	(925,382)	(843,532)	111,643	(901,286)	(789,643)
TA QS Investors Active Asset Allocation - Moderate Service Class	421,129	(2,973,277)	(2,552,148)	477,310	(2,308,487)	(1,831,177)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	428,241	(2,029,476)	(1,601,235)	411,024	(1,735,509)	(1,324,485)
TA Rothschild & Co Large Cap Value Service Class	198,806	(69,672)	129,134	73,918	(959)	72,959
TA S&P 500 Index Service Class	1,536,440	(395,457)	1,140,983	2,539,124	(560,027)	1,979,097
TA Small/Mid Cap Value Initial Class	201	(16,496)	(16,295)	-	(28,702)	(28,702)
TA Small/Mid Cap Value Service Class	638,192	(1,752,466)	(1,114,274)	487,373	(589,521)	(102,148)
TA T. Rowe Price Small Cap Initial Class	181	(21,663)	(21,482)	1,375	(13,948)	(12,573)
TA T. Rowe Price Small Cap Service Class	747,551	(1,257,169)	(509,618)	652,753	(861,861)	(209,108)
TA TS&W International Equity Initial Class	1,238	(42,183)	(40,945)	900	(23,455)	(22,555)
TA TS&W International Equity Service Class	300,620	(227,673)	72,947	132,500	(151,534)	(19,034)
TA WMC US Growth Initial Class	9,692	(371,704)	(362,012)	804,120	(146,373)	657,747
TA WMC US Growth Service Class	594,022	(1,137,231)	(543,209)	1,321,537	(676,083)	645,454
Vanguard® Balanced	-	-	-	-	-	-
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	-	-	-	-	-	-
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	-	-	-	-	(54,305)	(54,305)
Vanguard® Global Bond Index	-	-	-	-	-	-
Vanguard® Growth	-	-	-	-	-	-
Vanguard® High Yield Bond	-	-	-	-	-	-

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® International	-	-	-	-	(41,630)	(41,630)
Vanguard® Mid-Cap Index	-	(772)	(772)	62,719	(27,647)	35,072
Vanguard® Moderate Allocation	-	-	-	-	-	-
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	-	(189)	(189)	35,822	(17,353)	18,469
Vanguard® Short-Term Investment Grade	8,528	(10,261)	(1,733)	136,568	(60,523)	76,045
Vanguard® Total Bond Market Index	285	(705)	(420)	135,569	(99,197)	36,372
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-
Voya Large Cap Value Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	-	-	-	-	-	-
Wanger USA	-	-	-	-	-	-

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$680,705	$(1,086,018)	$(405,313)	$1,110,691	$(1,098,434)	$12,257
AB Growth and Income Class B Shares	3,470,413	(6,474,298)	(3,003,885)	4,074,361	(6,606,057)	(2,531,696)
AB Large Cap Growth Class B Shares	-	(146,091)	(146,091)	-	(92,511)	(92,511)
American Funds - Asset Allocation Class 2 Shares	9,418,822	(13,471,094)	(4,052,272)	8,399,811	(6,502,911)	1,896,900
American Funds - Asset Allocation Class 4 Shares	-	-	-	-	-	-
American Funds - Bond Class 2 Shares	7,971,411	(5,167,650)	2,803,761	5,086,285	(4,130,739)	955,546
American Funds - Bond Class 4 Shares	-	-	-	-	-	-
American Funds - Growth Class 2 Shares	22,194,760	(23,469,948)	(1,275,188)	25,253,071	(10,373,609)	14,879,462
American Funds - Growth Class 4 Shares	87,370	(1,946)	85,424	-	-	-
American Funds - Growth-Income Class 2 Shares	10,443,005	(8,464,126)	1,978,879	13,538,286	(5,132,425)	8,405,861
American Funds - Growth-Income Class 4 Shares	28,504	(12)	28,492	-	-	-
American Funds - International Class 2 Shares	8,058,908	(13,812,860)	(5,753,952)	10,903,567	(5,076,599)	5,826,968
American Funds - International Class 4 Shares	-	-	-	-	-	-
American Funds - New World Class 4 Shares	-	-	-	-	-	-
DFA VA Equity Allocation	-	-	-	-	-	-
DFA VA Global Bond	-	-	-	-	-	-
DFA VA Global Moderate Allocation	-	-	-	-	-	-
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	-	-	-	-	-
DFA VA Short-Term Fixed	-	-	-	-	-	-
DFA VA U.S. Large Value	-	-	-	-	-	-
DFA VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	8,672,706	(6,094,959)	2,577,747	7,018,315	(5,149,761)	1,868,554
Fidelity® VIP Consumer Staples Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Service Class 2	13,427,625	(17,391,518)	(3,963,893)	22,542,065	(7,591,804)	14,950,261
Fidelity® VIP Energy Service Class 2	-	-	-	-	-	-

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	$3	$(135,639)	$(135,636)	$-	$(54,982)	$(54,982)
Fidelity® VIP Growth Service Class 2	-	(239,531)	(239,531)	-	(46,849)	(46,849)
Fidelity® VIP Growth Opportunities Service Class 2	-	(118)	(118)	-	(89)	(89)
Fidelity® VIP Health Care Service Class 2	-	-	-	-	-	-
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	8,289,019	(7,665,581)	623,438	8,029,335	(5,873,653)	2,155,682
Fidelity® VIP Technology Initial Class	-	-	-	-	-	-
Fidelity® VIP Utilities Initial Class	-	-	-	-	-	-
Fidelity® VIP Value Strategies Initial Class	-	(5,637)	(5,637)	-	(3,106)	(3,106)
Fidelity® VIP Value Strategies Service Class 2	3,603,450	(5,875,877)	(2,272,427)	4,385,370	(2,983,505)	1,401,865
Franklin Allocation Class 4 Shares	28,833	(363,339)	(334,506)	213,660	(634,456)	(420,796)
Franklin Income Class 2 Shares	-	(434,318)	(434,318)	89,379	(713,719)	(624,340)
Franklin Mutual Shares Class 2 Shares	-	(106,572)	(106,572)	48,919	(137,435)	(88,516)
Franklin Templeton Foreign Class 2 Shares	9,149	(159,159)	(150,010)	26,984	(237,165)	(210,181)
Invesco V.I. American Franchise Series II Shares	-	(34,969)	(34,969)	-	(72,716)	(72,716)
Janus Henderson - Enterprise Service Shares	-	(29,075)	(29,075)	-	(5,614)	(5,614)
Janus Henderson - Global Research Service Shares	-	(78,328)	(78,328)	-	(15,171)	(15,171)
Janus Henderson - Mid Cap Value Service Shares	-	(98)	(98)	-	(78)	(78)
JPMorgan Insurance Trust Core Bond Class 1 Shares	2	(109,224)	(109,222)	100,600	(135,496)	(34,896)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	(2)	(2)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(136)	(136)	-	(7,615)	(7,615)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(1,403)	(1,403)	-	(1,184)	(1,184)
MFS® New Discovery Service Class	18,433	(488,032)	(469,599)	21,875	(166,770)	(144,895)
MFS® Total Return Service Class	3	(150,006)	(150,003)	9,773	(108,175)	(98,402)
State Street Total Return V.I.S. Class 3 Shares	511,849	(1,369,708)	(857,859)	2,319,741	(3,171,330)	(851,589)
TA 60/40 Allocation Service Class	434,838	(59,200)	375,638	617,381	(183,757)	433,624
TA Aegon High Yield Bond Initial Class	531	(10,153)	(9,622)	411	(63,779)	(63,368)

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon High Yield Bond Service Class	$1,371,099	$(1,470,983)	$(99,884)	$2,197,524	$(1,512,434)	$685,090
TA Aegon Sustainable Equity Income Initial Class	15,933	(449,995)	(434,062)	1,320	(367,776)	(366,456)
TA Aegon Sustainable Equity Income Service Class	4,335,677	(4,581,983)	(246,306)	5,472,806	(6,665,915)	(1,193,109)
TA Aegon U.S. Government Securities Initial Class	112,416	(26,397)	86,019	5,869	(90,962)	(85,093)
TA Aegon U.S. Government Securities Service Class	93,441,366	(91,833,018)	1,608,348	21,495,072	(48,979,272)	(27,484,200)
TA American Funds Managed Risk - Balanced Service Class	12,406,494	(10,472,776)	1,933,718	14,242,178	(5,515,532)	8,726,646
TA BlackRock Global Real Estate Securities Initial Class	-	(735)	(735)	3,467	(11,258)	(7,791)
TA BlackRock Global Real Estate Securities Service Class	1,794,121	(2,474,287)	(680,166)	1,120,227	(631,730)	488,497
TA BlackRock Government Money Market Initial Class	429,754	(239,117)	190,637	185,034	(239,301)	(54,267)
TA BlackRock Government Money Market Service Class	75,256,447	(55,006,113)	20,250,334	46,514,808	(37,684,489)	8,830,319
TA BlackRock iShares Edge 100 Service Class	1,640,486	(953,101)	687,385	920,685	(301,779)	618,906
TA BlackRock iShares Edge 40 Initial Class	823	(4,577)	(3,754)	419	(6,783)	(6,364)
TA BlackRock iShares Edge 40 Service Class	5,578,838	(2,921,806)	2,657,032	2,084,808	(2,686,392)	(601,584)
TA BlackRock iShares Edge 50 Service Class	15,981,342	(5,251,990)	10,729,352	12,701,720	(1,635,216)	11,066,504
TA BlackRock iShares Edge 75 Service Class	8,460,343	(3,482,413)	4,977,930	5,078,279	(1,083,873)	3,994,406
TA BlackRock Tactical Allocation Service Class	4,277,263	(13,904,030)	(9,626,767)	2,006,221	(13,165,877)	(11,159,656)
TA Goldman Sachs 70/30 Service Class	-	-	-	-	-	-
TA International Growth Initial Class	-	(18,433)	(18,433)	23,884	(19,669)	4,215
TA International Growth Service Class	1,336,666	(1,797,757)	(461,091)	1,255,167	(1,719,843)	(464,676)
TA Janus Balanced Service Class	8,169,508	(13,090,929)	(4,921,421)	10,246,869	(11,026,068)	(779,199)
TA Janus Mid-Cap Growth Initial Class	-	(185)	(185)	9,937	(69,243)	(59,306)
TA Janus Mid-Cap Growth Service Class	4,026,985	(4,203,788)	(176,803)	5,029,769	(2,715,110)	2,314,659
TA JPMorgan Asset Allocation - Conservative Initial Class	24,124	(1)	24,123	-	-	-
TA JPMorgan Asset Allocation - Conservative Service Class	4,838,338	(11,259,012)	(6,420,674)	4,738,352	(10,058,670)	(5,320,318)
TA JPMorgan Asset Allocation - Growth Initial Class	-	1	1	-	-	-
TA JPMorgan Asset Allocation - Growth Service Class	6,041,600	(2,774,291)	3,267,309	2,521,136	(1,259,733)	1,261,403
TA JPMorgan Asset Allocation - Moderate Initial Class	-	1	1	339,669	(668,858)	(329,189)

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Service Class	$25,473,651	$(31,307,575)	$(5,833,924)	$22,542,874	$(29,535,116)	$(6,992,242)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(71)	(71)	-	(407,763)	(407,763)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	6,892,843	(24,368,885)	(17,476,042)	4,945,953	(21,867,717)	(16,921,764)
TA JPMorgan Core Bond Service Class	9,140,538	(8,347,111)	793,427	14,498,004	(5,642,636)	8,855,368
TA JPMorgan Enhanced Index Initial Class	13,490	(93,926)	(80,436)	-	(65,115)	(65,115)
TA JPMorgan Enhanced Index Service Class	2,730,167	(1,418,296)	1,311,871	1,703,148	(2,685,608)	(982,460)
TA JPMorgan International Moderate Growth Service Class	1,940,529	(6,801,464)	(4,860,935)	1,340,031	(5,462,622)	(4,122,591)
TA JPMorgan Mid Cap Value Service Class	6,796,389	(6,946,260)	(149,871)	5,245,014	(5,146,790)	98,224
TA JPMorgan Tactical Allocation Service Class	3,128,055	(7,437,410)	(4,309,355)	5,838,269	(9,129,187)	(3,290,918)
TA Legg Mason Dynamic Allocation - Balanced Service Class	2,595,044	(8,070,690)	(5,475,646)	2,340,580	(9,211,303)	(6,870,723)
TA Legg Mason Dynamic Allocation - Growth Service Class	2,114,243	(7,235,612)	(5,121,369)	1,269,125	(6,020,760)	(4,751,635)
TA Madison Diversified Income Service Class	1,438,593	(930,275)	508,318	3,722,251	(355,384)	3,366,867
TA Managed Risk - Balanced ETF Service Class	8,488,032	(51,852,663)	(43,364,631)	10,618,287	(37,992,097)	(27,373,810)
TA Managed Risk - Conservative ETF Service Class	1,965,312	(14,233,993)	(12,268,681)	4,949,732	(14,750,967)	(9,801,235)
TA Managed Risk - Growth ETF Service Class	8,782,156	(42,903,752)	(34,121,596)	9,488,206	(40,347,115)	(30,858,909)
TA Market Participation Strategy Service Class	2,057,248	(6,116,344)	(4,059,096)	1,094,362	(3,010,531)	(1,916,169)
TA Morgan Stanley Capital Growth Initial Class	34,636	(515,867)	(481,231)	1,878,112	(37,061)	1,841,051
TA Morgan Stanley Capital Growth Service Class	29,581,976	(15,748,034)	13,833,942	23,282,659	(2,957,066)	20,325,593
TA Morgan Stanley Global Allocation Service Class	5,778,947	(14,068,665)	(8,289,718)	5,056,330	(7,391,639)	(2,335,309)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,408,041	(978,627)	429,414	3,153,439	(1,499,548)	1,653,891
TA MSCI EAFE Index Service Class	2,117,621	(1,002,457)	1,115,164	3,250,543	(720,304)	2,530,239
TA Multi-Managed Balanced Initial Class	-	(3)	(3)	-	(2)	(2)
TA Multi-Managed Balanced Service Class	5,242,684	(21,889,211)	(16,646,527)	5,193,576	(13,488,897)	(8,295,321)
TA PIMCO Tactical - Balanced Service Class	486,730	(4,112,959)	(3,626,229)	1,415,490	(3,285,158)	(1,869,668)
TA PIMCO Tactical - Conservative Service Class	1,128,128	(3,605,673)	(2,477,545)	3,596,324	(4,294,375)	(698,051)

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA PIMCO Tactical - Growth Service Class	$2,023,568	$(4,320,129)	$(2,296,561)	$1,756,440	$(3,200,268)	$(1,443,828)
TA PIMCO Total Return Initial Class	24,124	(15,190)	8,934	59,664	(156,629)	(96,965)
TA PIMCO Total Return Service Class	7,970,558	(11,091,926)	(3,121,368)	6,647,039	(10,349,167)	(3,702,128)
TA PineBridge Inflation Opportunities Service Class	1,969,626	(1,963,572)	6,054	1,947,355	(1,821,464)	125,891
TA ProFunds UltraBear Service Class (OAM)	2,831,100	(2,143,153)	687,947	288,885	(878,604)	(589,719)
TA QS Investors Active Asset Allocation - Conservative Service Class	669,522	(2,768,204)	(2,098,682)	632,587	(2,489,687)	(1,857,100)
TA QS Investors Active Asset Allocation - Moderate Service Class	2,767,085	(10,232,976)	(7,465,891)	3,504,647	(9,100,496)	(5,595,849)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	2,142,200	(7,099,382)	(4,957,182)	2,107,692	(6,753,563)	(4,645,871)
TA Rothschild & Co Large Cap Value Service Class	1,595,350	(577,508)	1,017,842	729,967	(9,469)	720,498
TA S&P 500 Index Service Class	20,268,773	(5,211,458)	15,057,315	31,643,656	(7,175,503)	24,468,153
TA Small/Mid Cap Value Initial Class	2,750	(217,412)	(214,662)	-	(434,930)	(434,930)
TA Small/Mid Cap Value Service Class	4,862,615	(5,979,825)	(1,117,210)	5,013,663	(2,291,247)	2,722,416
TA T. Rowe Price Small Cap Initial Class	2,822	(66,201)	(63,379)	4,174	(198,744)	(194,570)
TA T. Rowe Price Small Cap Service Class	11,514,574	(11,833,177)	(318,603)	10,835,420	(7,988,322)	2,847,098
TA TS&W International Equity Initial Class	2,870	(98,006)	(95,136)	12,109	(49,996)	(37,887)
TA TS&W International Equity Service Class	3,079,590	(1,411,335)	1,668,255	1,303,055	(735,417)	567,638
TA WMC US Growth Initial Class	27,662	(908,612)	(880,950)	1,823,912	(322,572)	1,501,340
TA WMC US Growth Service Class	11,598,909	(12,094,039)	(495,130)	11,456,247	(3,037,784)	8,418,463
Vanguard® Balanced	-	-	-	-	-	-
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	-	-	-	-	-	-
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	-	-	-	-	(1,072,521)	(1,072,521)
Vanguard® Global Bond Index	-	-	-	-	-	-

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Growth	$-	$-	$-	$-	$-	$-
Vanguard® High Yield Bond	-	-	-	-	-	-
Vanguard® International	-	-	-	-	(632,356)	(632,356)
Vanguard® Mid-Cap Index	-	(14,267)	(14,267)	1,130,279	(547,094)	583,185
Vanguard® Moderate Allocation	-	-	-	-	-	-
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	-	(2,536)	(2,536)	506,049	(266,638)	239,411
Vanguard® Short-Term Investment Grade	94,809	(113,654)	(18,845)	1,459,722	(663,023)	796,699
Vanguard® Total Bond Market Index	3,418	(8,097)	(4,679)	1,462,216	(1,113,500)	348,716
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-
Voya Large Cap Value Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	-	-	-	-	-	-
Wanger USA	-	-	-	-	-	-

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2020	1,310,749	$16.52	to	$12.54	$ 5,728,383	2.16%	0.40%	to	2.70%	8.82%	to	6.38%
12/31/2019	1,415,672	15.18	to	11.79	5,775,013	2.35	0.40	to	2.70	17.73	to	15.10
12/31/2018	1,591,557	12.90	to	10.24	4,944,515	1.70	0.40	to	2.70	(6.79)	to	(8.88)
12/31/2017	1,763,828	13.84	to	11.24	4,712,679	1.78	0.40	to	2.70	14.88	to	12.59
12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18

AB Growth and Income Class B Shares
12/31/2020	3,483,052	20.09	to	2.21	21,508,118	1.29	0.40	to	2.50	2.06	to	(0.03)
12/31/2019	4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12	to	20.60
12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)	to	(8.15)
12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88

AB Large Cap Growth Class B Shares
12/31/2020	74,990	4.73	to	3.50	347,013	-	1.15	to	2.50	33.61	to	31.85
12/31/2019	110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84	to	31.09
12/31/2018	139,295	2.66	to	2.02	378,988	-	1.15	to	2.50	1.15	to	(0.19)
12/31/2017	165,616	2.63	to	2.03	445,455	-	1.15	to	2.50	30.18	to	28.47
12/31/2016	217,408	2.02	to	1.99	447,199	-	1.15	to	1.95	1.19	to	0.40

American Funds - Asset Allocation Class 2 Shares
12/31/2020	8,833,232	19.00	to	13.44	68,325,699	1.66	0.60	to	2.80	11.78	to	9.39
12/31/2019	10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51	to	17.93
12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)	to	(7.22)
12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93

American Funds - Asset Allocation Class 4 Shares
12/31/2020(1)	-	11.92	to	11.77	-	-	0.40	to	2.20	-	to	-

American Funds - Bond Class 2 Shares
12/31/2020	4,187,083	12.35	to	11.11	22,035,060	2.21	0.60	to	2.80	9.08	to	6.75
12/31/2019	4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70	to	6.38
12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)	to	(3.43)
12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61

American Funds - Bond Class 4 Shares
12/31/2020(1)	-	10.47	to	10.34	-	-	0.31	to	2.11	-	to	-

American Funds - Growth Class 2 Shares
12/31/2020	4,828,493	36.70	to	22.48	106,715,815	0.32	0.60	to	2.80	51.17	to	47.94
12/31/2019	5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99	to	27.21
12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)	to	(2.98)
12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01

American Funds - Growth Class 4 Shares
12/31/2020(1)	6,439	15.12	to	14.94	96,620	-	0.33	to	2.13	-	to	-

American Funds - Growth-Income Class 2 Shares
12/31/2020	3,464,076	24.68	to	15.25	53,391,654	1.40	0.60	to	2.80	12.87	to	10.45
12/31/2019	3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38	to	22.70
12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)	to	(4.48)
12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99

American Funds - Growth-Income Class 4 Shares
12/31/2020(1)	2,505	12.55	to	12.40	31,202	1.39	0.33	to	2.13	-	to	-

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - International Class 2 Shares
12/31/2020	7,967,374	$16.72	to	$14.39	$ 37,493,013	0.63%	0.60%	to	2.80%	13.29%	to	10.87%
12/31/2019	11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15	to	19.54
12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)	to	(15.51)
12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18

American Funds - International Class 4 Shares
12/31/2020(1)	-	14.02	to	13.85	-	-	0.33	to	2.13	-	to	-

American Funds - New World Class 4 Shares
12/31/2020(1)	-	14.39	to	14.22	-	-	0.35	to	2.15	-	to	-

DFA VA Equity Allocation
12/31/2020	-	11.23	to	11.21	-	-	0.27	to	0.47	11.85	to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

DFA VA Global Bond
12/31/2020	-	10.13	to	9.96	-	-	0.27	to	2.60	1.18	to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation
12/31/2020	-	11.13	to	11.11	-	-	0.27	to	0.47	10.99	to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small
12/31/2020	-	11.07	to	11.05	-	-	0.27	to	0.47	9.12	to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value
12/31/2020	-	9.83	to	9.81	-	-	0.27	to	0.47	(2.03)	to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.33	to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value
12/31/2020	-	9.86	to	9.84	-	-	0.27	to	0.47	(1.64)	to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value
12/31/2020	-	10.36	to	10.34	-	-	0.27	to	0.47	3.70	to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2
12/31/2020	6,488,999	21.55	to	15.14	44,888,978	1.30	0.40	to	2.50	21.64	to	19.15
12/31/2019	7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62	to	21.09
12/31/2018	8,189,669	14.33	to	10.50	26,708,903	1.37	0.40	to	2.50	(4.82)	to	(6.79)
12/31/2017	8,980,286	15.06	to	11.26	24,492,159	1.28	0.40	to	2.50	15.60	to	13.29
12/31/2016	9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87

Fidelity® VIP Consumer Staples Initial Class
12/31/2020(1)	-	12.29	to	12.15	-	-	0.70	to	2.50	-	to	-

Fidelity® VIP Contrafund® Initial Class
12/31/2020	-	27.42	to	26.69	-	-	0.65	to	1.00	29.72	to	29.27
12/31/2019	-	21.14	to	20.65	-	-	0.65	to	1.00	30.73	to	30.27
12/31/2018	-	16.17	to	15.85	-	-	0.65	to	1.00	(6.99)	to	(7.31)
12/31/2017	-	17.38	to	17.10	-	-	0.65	to	1.00	21.09	to	20.67
12/31/2016	-	14.35	to	14.17	-	-	0.65	to	1.00	7.31	to	6.93

Fidelity® VIP Contrafund® Service Class 2
12/31/2020	6,277,391	26.90	to	4.13	77,314,433	0.08	0.40	to	2.50	29.71	to	27.06
12/31/2019	7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75	to	28.07
12/31/2018	5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)	to	(8.93)
12/31/2017	6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Energy Service Class 2
12/31/2020(1)	-	$10.96	to	$10.83	$ -	-%	0.50%	to	2.30%	-%	to	-%

Fidelity® VIP Equity-Income Service Class 2
12/31/2020	186,369	2.12	to	2.21	439,943	1.49	1.15	to	2.50	5.23	to	3.84
12/31/2019	246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66	to	24.01
12/31/2018	271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)	to	(10.78)
12/31/2017	360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46

Fidelity® VIP Growth Service Class 2
12/31/2020	286,687	4.69	to	3.55	1,315,751	0.04	1.15	to	2.50	41.92	to	40.05
12/31/2019	347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45	to	30.71
12/31/2018	362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)	to	(2.87)
12/31/2017	392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54
12/31/2016	408,897	1.90	to	1.81	785,155	-	1.15	to	1.95	(0.59)	to	(1.37)

Fidelity® VIP Growth Opportunities Service Class 2
12/31/2020	1,105	6.19	to	4.56	5,198	-	1.25	to	1.55	66.16	to	65.67
12/31/2019	1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76	to	38.35
12/31/2018	1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82	to	10.49
12/31/2017	1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)

Fidelity® VIP Health Care Service Class 2
12/31/2020(1)	-	12.02	to	11.87	-	-	0.50	to	2.30	-	to	-

Fidelity® VIP Mid Cap Initial Class
12/31/2020	-	21.08	to	20.52	-	-	0.65	to	1.00	17.42	to	17.01
12/31/2019	-	17.95	to	17.54	-	-	0.65	to	1.00	22.65	to	22.22
12/31/2018	-	14.64	to	14.35	-	-	0.65	to	1.00	(15.10)	to	(15.39)
12/31/2017	-	17.24	to	16.96	-	-	0.65	to	1.00	20.03	to	19.61
12/31/2016	-	14.36	to	14.18	-	-	0.65	to	1.00	11.51	to	11.12

Fidelity® VIP Mid Cap Service Class 2
12/31/2020	2,569,560	20.68	to	4.08	32,192,771	0.41	0.40	to	2.50	17.40	to	14.99
12/31/2019	2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68	to	20.17
12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)	to	(16.86)
12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71

Fidelity® VIP Technology Initial Class
12/31/2020(1)	-	16.08	to	15.89	-	-	0.70	to	2.50	-	to	-

Fidelity® VIP Utilities Initial Class
12/31/2020(1)	-	11.58	to	11.44	-	-	0.70	to	2.50	-	to	-

Fidelity® VIP Value Strategies Initial Class
12/31/2020	1,143	18.44	to	17.95	21,082	1.26	0.65	to	1.00	7.56	to	7.18
12/31/2019	1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66	to	33.19
12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)	to	(18.15)
12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54

Fidelity® VIP Value Strategies Service Class 2
12/31/2020	1,129,790	18.08	to	3.16	10,985,255	0.93	0.40	to	2.50	7.59	to	5.38
12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56	to	30.83
12/31/2018	1,554,410	12.58	to	2.29	8,610,083	0.71	0.40	to	2.50	(17.83)	to	(19.52)
12/31/2017	2,008,310	15.32	to	2.85	12,836,585	1.23	0.40	to	2.50	18.02	to	16.19
12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Franklin Allocation Class 4 Shares
12/31/2020	876,912	$2.50	to	$12.09	$ 2,107,767	1.30%	1.30%	to	2.65%	10.32%	to	8.87%
12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03	to	16.48
12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)	to	(11.93)
12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61

Franklin Income Class 2 Shares
12/31/2020	1,148,888	1.61	to	1.51	1,816,229	5.92	1.15	to	2.50	(0.45)	to	(1.76)
12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74	to	13.23
12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)	to	(6.65)
12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85

Franklin Mutual Shares Class 2 Shares
12/31/2020	250,537	1.44	to	1.71	365,068	2.50	1.15	to	2.50	(6.12)	to	(7.36)
12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18	to	19.58
12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)	to	(11.30)
12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84

Franklin Templeton Foreign Class 2 Shares
12/31/2020	873,773	1.04	to	1.15	882,412	3.42	1.15	to	2.50	(2.28)	to	(3.57)
12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25	to	9.78
12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)	to	(17.52)
12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13

Invesco V.I. American Franchise Series II Shares
12/31/2020	54,083	3.37	to	3.00	174,651	-	1.15	to	2.50	40.38	to	38.54
12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88	to	33.10
12/31/2018	104,763	1.78	to	1.63	181,992	-	1.15	to	2.50	(4.99)	to	(6.25)
12/31/2017	109,350	1.87	to	1.74	200,731	-	1.15	to	2.50	25.59	to	23.94
12/31/2016	125,436	1.49	to	1.44	183,985	-	1.15	to	1.95	0.86	to	0.07

Janus Henderson - Enterprise Service Shares
12/31/2020	75,169	4.81	to	4.06	420,125	0.04	1.15	to	2.50	17.83	to	16.28
12/31/2019	80,431	4.08	to	3.49	388,352	0.05	1.15	to	2.50	33.62	to	31.86
12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)	to	(3.10)
12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97

Janus Henderson - Global Research Service Shares
12/31/2020	149,667	2.48	to	1.94	323,262	0.60	1.15	to	2.50	18.40	to	16.84
12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25	to	25.57
12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)	to	(9.36)
12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)

Janus Henderson - Mid Cap Value Service Shares
12/31/2020	865	2.89	to	2.71	2,416	1.08	1.25	to	1.55	(2.43)	to	(2.72)
12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44	to	28.06
12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)	to	(15.14)
12/31/2017	969	2.71	to	2.56	2,549	0.64	1.25	to	1.55	12.23	to	11.90
12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96

JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2020	235,479	1.47	to	11.01	341,664	1.98	1.25	to	2.50	6.51	to	5.21
12/31/2019	312,512	1.38	to	10.46	426,543	2.46	1.25	to	2.50	6.84	to	5.54
12/31/2018	342,219	1.29	to	9.91	433,361	2.40	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2020	52,138	$3.78	to	$11.40	$ 196,123	1.44%	1.25%	to	2.50%	(0.87	) %	to	(2.08	) %
12/31/2019	52,138	3.81	to	11.64	197,917	1.59	1.25	to	2.50	25.20		to	23.67
12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)		to	(14.00)
12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36		to	11.00
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28		to	12.51

JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2020	274	4.27	to	12.85	1,163	0.97	1.25	to	2.50	12.28		to	10.91
12/31/2019	308	3.80	to	11.58	1,166	0.74	1.25	to	2.50	23.04		to	21.54
12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)		to	(14.09)
12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81		to	12.42
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73		to	17.92

JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2020	24,279	5.09	to	16.91	122,676	0.77	1.25	to	2.50	23.72		to	22.21
12/31/2019	24,613	4.11	to	13.83	100,581	0.85	1.25	to	2.50	30.13		to	28.54
12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)		to	(8.47)
12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82		to	19.36
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57		to	8.82

MFS® New Discovery Service Class
12/31/2020	394,413	5.18	to	5.37	2,156,204	-	1.15	to	2.50	43.93		to	42.04
12/31/2019	494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67		to	37.83
12/31/2018	535,587	2.58	to	2.74	1,480,353	-	1.15	to	2.50	(2.84)		to	(4.13)
12/31/2017	614,556	2.65	to	2.86	1,753,527	-	1.15	to	2.50	24.90		to	23.26
12/31/2016	728,669	2.12	to	1.99	1,699,029	-	1.15	to	1.95	7.57		to	6.72

MFS® Total Return Service Class
12/31/2020	417,441	2.08	to	2.12	913,740	2.01	1.15	to	2.50	8.27		to	6.84
12/31/2019	491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75		to	17.19
12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)		to	(8.18)
12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75		to	9.30
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58		to	6.74

State Street Total Return V.I.S. Class 3 Shares
12/31/2020	1,119,055	15.06	to	11.85	3,851,511	1.63	0.40	to	2.70	5.71		to	3.35
12/31/2019	1,286,288	14.25	to	11.47	4,647,034	2.05	0.40	to	2.70	15.11		to	12.53
12/31/2018	1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)		to	(9.08)
12/31/2017	1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52		to	12.24
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39		to	3.78

TA 60/40 Allocation Service Class
12/31/2020	134,127	12.97	to	12.36	1,696,772	0.63	0.20	to	2.00	12.24		to	10.24
12/31/2019	101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89		to	17.75
12/31/2018(1)	61,235	9.64	to	9.52	586,107	-	0.20	to	2.00	-		to	-

TA Aegon High Yield Bond Initial Class
12/31/2020	23,086	14.13	to	2.28	75,717	6.40	0.45	to	2.50	4.57		to	2.48
12/31/2019	25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70		to	11.43
12/31/2018	50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)		to	(4.75)
12/31/2017	47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96		to	4.83
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83		to	13.20

TA Aegon High Yield Bond Service Class
12/31/2020	1,572,327	13.76	to	11.32	8,022,950	6.09	0.20	to	2.50	4.47		to	2.12
12/31/2019	1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74		to	11.19
12/31/2018	1,879,618	11.58	to	9.97	6,383,952	5.91	0.20	to	2.50	(2.90)		to	(5.09)
12/31/2017	2,134,226	11.92	to	10.51	7,261,724	5.61	0.20	to	2.50	6.25		to	4.60
12/31/2016	2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97		to	12.73

65

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	944,150	$16.68	to	$1.85	$ 2,583,843	3.04%	0.45%	to	2.50%	(7.77	) %	to	(9.61	) %
12/31/2019	1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35		to	20.89
12/31/2018	1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)		to	(13.67)
12/31/2017	1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91		to	13.60
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40		to	12.78

TA Aegon Sustainable Equity Income Service Class
12/31/2020	4,250,805	16.24	to	10.50	21,012,799	2.79	0.20	to	2.50	(7.77)		to	(9.84)
12/31/2019	4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33		to	20.56
12/31/2018	5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)		to	(13.85)
12/31/2017	5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09		to	13.30
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57		to	12.33

TA Aegon U.S. Government Securities Initial Class
12/31/2020	129,147	1.65	to	1.27	288,231	1.75	1.25	to	2.50	7.63		to	6.32
12/31/2019	89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29		to	4.00
12/31/2018	132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)		to	(2.20)
12/31/2017	142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39		to	0.16
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)		to	(1.56)

TA Aegon U.S. Government Securities Service Class
12/31/2020	7,679,158	11.62	to	10.71	38,269,799	1.32	0.20	to	2.50	8.45		to	5.98
12/31/2019	9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14		to	3.72
12/31/2018	13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)		to	(2.47)
12/31/2017	10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90		to	(0.13)
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)		to	(1.84)

TA American Funds Managed Risk - Balanced Service Class
12/31/2020	6,382,630	13.37	to	11.94	80,422,606	1.21	0.20	to	2.50	4.08		to	1.75
12/31/2019	6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57		to	14.93
12/31/2018	5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)		to	(8.13)
12/31/2017	4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11		to	11.84
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94		to	4.31

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	4,669	12.72	to	2.61	14,211	12.59	0.45	to	2.50	(0.76)		to	(2.75)
12/31/2019	4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63		to	22.14
12/31/2018	7,607	10.29	to	2.20	19,076	8.81	0.45	to	2.50	(10.49)		to	(12.30)
12/31/2017	8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82		to	8.61
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17		to	(1.25)

TA BlackRock Global Real Estate Securities Service Class
12/31/2020	1,203,199	12.40	to	11.38	5,593,652	11.98	0.20	to	2.50	(0.71)		to	(2.94)
12/31/2019	1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64		to	21.84
12/31/2018	1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)		to	(12.53)
12/31/2017	1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02		to	8.31
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)		to	(1.56)

TA BlackRock Government Money Market Initial Class
12/31/2020	279,478	0.99	to	0.78	365,695	0.17	1.25	to	2.50	(0.95)		to	(2.16)
12/31/2019	135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71		to	(0.51)
12/31/2018	176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54		to	(0.69)
12/31/2017	126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)		to	(2.43)
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)		to	(1.85)

TA BlackRock Government Money Market Service Class
12/31/2020	16,953,296	10.03	to	0.76	49,110,928	0.18	0.20	to	2.50	0.05		to	(2.23)
12/31/2019	8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51		to	(0.79)
12/31/2018	7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64		to	(1.66)
12/31/2017	7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)		to	(2.43)
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)		to	(1.97)

66

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Edge 100 Service Class
12/31/2020	1,770,122	$16.72	to	$14.39	$ 28,661,684	1.66%	0.20%	to	2.50%	9.66%	to	7.20%
12/31/2019	1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33	to	21.54
12/31/2018	1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	1,638,678	12.98	to	11.96	21,047,568	0.58	0.20	to	2.50	22.68	to	20.23
12/31/2016(1)	107,409	10.55	to	10.43	1,126,448	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 40 Initial Class
12/31/2020	30,076	2.13	to	1.81	62,232	2.48	1.25	to	2.50	8.29	to	6.97
12/31/2019	31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88	to	12.50
12/31/2018	35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)	to	(6.49)
12/31/2017	35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32

TA BlackRock iShares Edge 40 Service Class
12/31/2020	5,558,856	14.11	to	1.33	26,428,845	2.23	0.20	to	2.50	9.23	to	6.78
12/31/2019	5,634,719	12.91	to	1.24	21,835,279	2.01	0.20	to	2.50	14.87	to	12.30
12/31/2018	6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)	to	(6.77)
12/31/2017	7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)

TA BlackRock iShares Edge 50 Service Class
12/31/2020	3,006,318	14.20	to	12.68	40,624,330	1.29	0.20	to	2.50	9.50	to	7.05
12/31/2019	2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80	to	13.21
12/31/2018	1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 75 Service Class
12/31/2020	1,992,368	15.36	to	13.57	29,309,360	1.42	0.20	to	2.50	10.04	to	7.57
12/31/2019	1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04	to	17.34
12/31/2018	1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	81,476	10.30	to	10.18	833,826	-	0.45	to	2.00	-	to	-

TA BlackRock Tactical Allocation Service Class
12/31/2020	19,920,391	16.21	to	1.47	98,624,806	1.73	0.20	to	2.50	12.96	to	10.43
12/31/2019	23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82	to	14.20
12/31/2018	27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)	to	(6.76)
12/31/2017	30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84

TA Goldman Sachs 70/30 Service Class
12/31/2020(1)	-	12.67	to	12.52	-	-	0.20	to	2.00	-	to	-

TA International Growth Initial Class
12/31/2020	54,233	16.64	to	2.05	114,767	2.38	0.45	to	2.50	20.36	to	17.95
12/31/2019	59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11	to	24.57
12/31/2018	63,800	10.88	to	1.40	87,012	1.24	0.45	to	2.50	(18.08)	to	(19.73)
12/31/2017	67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)

TA International Growth Service Class
12/31/2020	1,396,860	16.22	to	14.55	8,894,993	2.07	0.20	to	2.50	20.34	to	17.64
12/31/2019	1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15	to	24.30
12/31/2018	1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)	to	(19.96)
12/31/2017	6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)

67

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Janus Balanced Service Class
12/31/2020	12,547,115	$19.73	to	$14.60	$ 110,045,090	1.51%	0.20%	to	2.50%	14.08%	to	11.53%
12/31/2019	14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53	to	18.80
12/31/2018	16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)	to	(2.52)
12/31/2017	16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06

TA Janus Mid-Cap Growth Initial Class
12/31/2020	4,648	23.25	to	2.71	24,931	0.23	0.45	to	2.50	18.67	to	16.30
12/31/2019	4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10	to	33.38
12/31/2018	8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)	to	(3.64)
12/31/2017	4,743	14.64	to	1.81	14,086	0.05	0.45	to	2.50	28.43	to	25.87
12/31/2016	32,509	11.40	to	1.88	47,880	-	0.45	to	1.90	(2.48)	to	(3.87)

TA Janus Mid-Cap Growth Service Class
12/31/2020	2,887,003	22.65	to	18.34	23,255,535	0.04	0.20	to	2.50	18.69	to	16.03
12/31/2019	3,279,903	19.08	to	15.81	20,122,605	-	0.20	to	2.50	36.06	to	33.00
12/31/2018	3,554,951	14.02	to	11.89	13,165,619	-	0.20	to	2.50	(1.65)	to	(3.87)
12/31/2017	1,074,011	14.26	to	12.36	4,956,165	-	0.20	to	2.50	27.59	to	25.61
12/31/2016	1,076,773	11.10	to	10.67	3,562,151	-	0.90	to	2.00	(3.18)	to	(4.23)

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	11,768	2.22	to	1.96	25,380	-	1.25	to	2.50	10.10	to	8.75
12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50	to	11.12
12/31/2018	-	1.79	to	1.62	-	-	1.25	to	2.50	(5.17)	to	(6.33)
12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2020	16,358,865	14.62	to	12.23	62,951,222	2.30	0.20	to	2.50	11.02	to	8.50
12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32	to	10.75
12/31/2018	20,318,517	11.62	to	10.18	61,918,870	1.59	0.20	to	2.50	(4.47)	to	(6.66)
12/31/2017	22,261,316	12.16	to	10.91	67,550,887	1.92	0.20	to	2.50	12.06	to	9.83
12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	16,941	3.07	to	2.96	50,645	1.71	1.25	to	2.50	23.20	to	21.70
12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50	to	22.98
12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)	to	(12.59)
12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2020	1,788,709	20.95	to	15.67	17,130,661	1.59	0.20	to	2.50	24.11	to	21.33
12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61	to	22.79
12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)	to	(12.90)
12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	174,302	2.48	to	2.24	420,282	2.21	1.25	to	2.50	11.21	to	9.86
12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98	to	13.58
12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2020	66,894,213	15.89	to	2.00	342,115,137	2.00	0.20	to	2.50	12.05	to	9.54
12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95	to	13.34
12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)	to	(7.67)
12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18

68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	21,029	$2.70	to	$2.51	$ 55,299	2.06%	1.25%	to	2.50%	13.65%	to	12.26%
12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53	to	17.08
12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)	to	(9.35)
12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2020	37,067,892	17.59	to	1.60	192,355,893	1.82	0.20	to	2.50	14.44	to	11.87
12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55	to	16.87
12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)	to	(9.59)
12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16

TA JPMorgan Core Bond Service Class
12/31/2020	9,950,621	12.21	to	10.91	44,594,570	3.38	0.20	to	2.50	6.95	to	4.55
12/31/2019	10,793,962	11.41	to	10.43	41,431,886	2.36	0.20	to	2.50	8.04	to	5.61
12/31/2018	10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)	to	(2.54)
12/31/2017	10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04

TA JPMorgan Enhanced Index Initial Class
12/31/2020	152,442	26.15	to	2.91	798,060	1.47	0.45	to	2.50	19.63	to	17.23
12/31/2019	173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45	to	27.84
12/31/2018	194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)	to	(8.32)
12/31/2017	204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28

TA JPMorgan Enhanced Index Service Class
12/31/2020	614,864	25.48	to	15.87	8,750,829	1.34	0.20	to	2.50	19.62	to	16.94
12/31/2019	564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43	to	27.50
12/31/2018	632,391	16.33	to	10.65	5,294,028	0.87	0.20	to	2.50	(6.43)	to	(8.55)
12/31/2017	610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93

TA JPMorgan International Moderate Growth Service Class
12/31/2020	12,211,894	14.76	to	1.39	44,106,575	2.47	0.20	to	2.50	14.31	to	11.75
12/31/2019	14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37	to	14.74
12/31/2018	16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)	to	(14.07)
12/31/2017	18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)

TA JPMorgan Mid Cap Value Service Class
12/31/2020	1,605,586	18.53	to	2.51	18,145,763	1.12	0.20	to	2.50	0.83	to	(1.43)
12/31/2019	1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74	to	22.92
12/31/2018	1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)	to	(14.25)
12/31/2017	2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02

TA JPMorgan Tactical Allocation Service Class
12/31/2020	14,409,632	14.45	to	11.94	86,999,713	2.06	0.20	to	2.50	11.88	to	9.37
12/31/2019	15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69	to	9.18
12/31/2018	17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)	to	(5.56)
12/31/2017	20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13

TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2020	13,840,219	13.20	to	1.13	78,016,108	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83	to	13.20
12/31/2018	16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	18,245,161	11.90	to	1.09	93,925,698	1.11	0.20	to	2.50	9.97	to	7.78
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)

69

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2020	7,857,427	$13.53	to	$1.23	$ 48,587,816	1.60%	0.20%	to	2.50%	(2.36	) %	to	(4.58	) %
12/31/2019	9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59		to	13.94
12/31/2018	11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)		to	(7.10)
12/31/2017	12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70		to	10.45
12/31/2016	15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)		to	(2.94)

TA Madison Diversified Income Service Class
12/31/2020	517,574	14.93	to	12.21	6,672,731	1.64	0.20	to	2.50	7.74		to	5.32
12/31/2019	479,428	13.86	to	11.59	5,773,001	1.77	0.20	to	2.50	14.71		to	12.14
12/31/2018	174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)		to	(3.19)
12/31/2017(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	-		to	-

TA Managed Risk - Balanced ETF Service Class
12/31/2020	81,647,439	14.35	to	1.20	418,989,921	2.07	0.20	to	2.50	3.98		to	1.62
12/31/2019	92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42		to	12.79
12/31/2018	101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)		to	(6.92)
12/31/2017	114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93		to	10.68
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29		to	1.70

TA Managed Risk - Conservative ETF Service Class
12/31/2020	18,119,566	13.81	to	1.22	65,597,641	2.15	0.20	to	2.50	4.70		to	2.32
12/31/2019	21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97		to	9.42
12/31/2018	26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)		to	(5.99)
12/31/2017	29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54		to	8.33
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61		to	2.02

TA Managed Risk - Growth ETF Service Class
12/31/2020	72,498,402	15.52	to	1.45	327,361,928	2.06	0.20	to	2.50	4.01		to	1.64
12/31/2019	82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17		to	16.46
12/31/2018	93,132,624	12.52	to	1.22	329,410,155	1.60	0.20	to	2.50	(7.34)		to	(9.46)
12/31/2017	107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94		to	15.59
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20		to	2.60

TA Market Participation Strategy Service Class
12/31/2020	5,582,163	17.95	to	13.80	34,989,973	0.99	0.20	to	2.50	20.09		to	17.39
12/31/2019	6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34		to	15.69
12/31/2018	6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)		to	(5.12)
12/31/2017	7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30		to	8.10
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70		to	2.10

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	397,259	22.87	to	7.36	3,567,522	-	0.45	to	2.50	116.89		to	112.57
12/31/2019	497,222	10.55	to	3.46	2,070,531	-	0.45	to	2.50	22.21		to	20.72
12/31/2018	27,889	3.15	to	2.87	94,093	-	1.25	to	2.50	5.36		to	4.07
12/31/2017	26,276	2.99	to	2.75	84,267	-	1.25	to	2.50	41.83		to	40.10
12/31/2016	28,129	2.11	to	2.05	63,699	-	1.25	to	1.90	(3.47)		to	(4.08)

TA Morgan Stanley Capital Growth Service Class
12/31/2020	2,414,521	62.09	to	8.04	82,266,868	-	0.20	to	2.50	116.86		to	112.00
12/31/2019	2,312,397	28.63	to	3.79	30,451,810	-	0.20	to	2.50	23.22		to	20.46
12/31/2018	618,397	23.24	to	3.15	7,435,779	-	0.20	to	2.50	6.22		to	3.82
12/31/2017	648,014	21.88	to	3.03	6,155,878	-	0.20	to	2.50	41.99		to	39.78
12/31/2016	641,141	15.30	to	14.71	3,709,725	-	0.90	to	2.00	(3.37)		to	(4.43)

TA Morgan Stanley Global Allocation Service Class
12/31/2020	15,492,707	16.20	to	13.20	69,756,538	0.93	0.20	to	2.50	18.10		to	15.45
12/31/2019	19,575,170	13.71	to	11.43	68,154,890	0.95	0.20	to	2.50	17.61		to	14.97
12/31/2018	21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)		to	(9.89)
12/31/2017	26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99		to	10.73
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09		to	2.49

70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2020	1,464,482	$11.99	to	$11.44	$ 16,504,195	1.30%	0.20%	to	2.50%	6.28%	to	3.89%
12/31/2019	1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48	to	11.91
12/31/2018	1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)

TA MSCI EAFE Index Service Class
12/31/2020	490,260	12.33	to	11.34	5,828,083	1.70	0.35	to	2.65	7.44	to	5.03
12/31/2019	380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68	to	17.97
12/31/2018	140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	34,853	11.12	to	10.96	385,013	-	0.35	to	2.65	-	to	-

TA Multi-Managed Balanced Initial Class
12/31/2020	12,065	3.47	to	2.93	40,768	1.58	1.25	to	2.50	14.47	to	13.07
12/31/2019	12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27	to	18.80
12/31/2018	12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)	to	(6.02)
12/31/2017	12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36
12/31/2016	12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87

TA Multi-Managed Balanced Service Class
12/31/2020	12,864,219	19.54	to	13.85	141,855,396	1.35	0.20	to	2.50	15.37	to	12.78
12/31/2019	14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25	to	18.53
12/31/2018	16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)	to	(6.26)
12/31/2017	19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51

TA PIMCO Tactical - Balanced Service Class
12/31/2020	7,392,251	15.47	to	1.26	34,604,253	3.25	0.20	to	2.50	8.64	to	6.20
12/31/2019	8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44	to	16.76
12/31/2018	9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)	to	(9.22)
12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30

TA PIMCO Tactical - Conservative Service Class
12/31/2020	4,483,876	15.15	to	1.27	22,199,521	1.44	0.20	to	2.50	9.67	to	7.21
12/31/2019	5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33	to	14.70
12/31/2018	5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)	to	(7.47)
12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90

TA PIMCO Tactical - Growth Service Class
12/31/2020	5,411,784	16.11	to	1.41	38,758,755	3.93	0.20	to	2.50	8.87	to	6.43
12/31/2019	6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31	to	18.59
12/31/2018	6,847,294	12.20	to	1.12	33,203,902	3.08	0.20	to	2.50	(7.87)	to	(9.95)
12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	-	0.45	to	2.00	4.40	to	2.80

TA PIMCO Total Return Initial Class
12/31/2020	148,999	1.90	to	1.50	275,667	4.22	1.25	to	2.50	6.36	to	5.06
12/31/2019	144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08	to	5.77
12/31/2018	201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)	to	(3.09)
12/31/2017	209,554	1.70	to	1.39	348,545	-	1.25	to	2.50	3.59	to	2.33
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80

TA PIMCO Total Return Service Class
12/31/2020	21,551,315	12.10	to	10.91	72,677,306	4.04	0.20	to	2.50	7.19	to	4.75
12/31/2019	24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00	to	5.55
12/31/2018	26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)	to	(3.48)
12/31/2017	30,035,880	10.58	to	10.22	76,692,551	-	0.20	to	2.50	4.18	to	2.10
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45

71

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA PineBridge Inflation Opportunities Service Class
12/31/2020	6,320,755	$10.91	to	$10.90	$ 17,389,890	1.51%	0.20%	to	2.50%	8.48%	to	6.04%
12/31/2019	6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99	to	5.56
12/31/2018	7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)	to	(3.96)
12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75

TA ProFunds UltraBear Service Class (OAM)
12/31/2020	31,875,837	0.01	to	1.79	353,868	0.28	1.00	to	2.50	(53.80)	to	(54.55)
12/31/2019	18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)	to	(44.25)
12/31/2018	35,358,102	0.04	to	7.06	1,498,950	-	1.00	to	2.50	5.48	to	3.91
12/31/2017	11,919,880	0.04	to	6.80	479,737	-	1.00	to	2.50	(33.00)	to	(34.00)
12/31/2016	18,800,019	0.06	to	0.06	1,139,167	-	1.00	to	1.95	(24.36)	to	(25.04)

TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2020	18,614,977	13.22	to	1.20	79,328,273	1.88	0.20	to	2.50	3.04	to	0.70
12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91	to	8.39
12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)	to	(6.55)
12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17

TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2020	5,543,218	13.40	to	1.17	21,126,136	1.97	0.20	to	2.50	6.44	to	4.02
12/31/2019	6,386,750	12.59	to	1.12	22,160,340	1.98	0.20	to	2.50	11.01	to	8.49
12/31/2018	7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)	to	(5.30)
12/31/2017	8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62

TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	9,304,093	12.88	to	1.12	41,719,515	1.81	0.20	to	2.50	(2.27)	to	(4.50)
12/31/2019	10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13	to	8.61
12/31/2018	12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)	to	(8.29)
12/31/2017	14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)

TA Rothschild & Co Large Cap Value Service Class
12/31/2020	212,676	10.46	to	9.97	2,167,787	0.66	0.20	to	2.00	(0.80)	to	(2.57)
12/31/2019	83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76	to	14.68
12/31/2018(1)	10,583	9.03	to	8.93	95,017	-	0.20	to	2.00	-	to	-

TA S&P 500 Index Service Class
12/31/2020	3,662,948	16.40	to	15.09	57,761,300	0.74	0.35	to	2.65	17.56	to	14.93
12/31/2019	2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44	to	27.52
12/31/2018	542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)	to	(7.46)
12/31/2017(1)	81,862	11.29	to	11.12	918,226	-	0.35	to	2.65	-	to	-

TA Small/Mid Cap Value Initial Class
12/31/2020	242,186	19.67	to	14.92	2,806,520	1.20	0.45	to	1.55	3.57	to	2.45
12/31/2019	258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72	to	23.37
12/31/2018	287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)	to	(12.82)
12/31/2017	295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28

TA Small/Mid Cap Value Service Class
12/31/2020	1,994,431	19.16	to	11.77	14,608,169	0.97	0.20	to	2.50	3.53	to	1.21
12/31/2019	3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69	to	21.89
12/31/2018	3,210,853	14.84	to	9.54	11,101,674	0.67	0.20	to	2.50	(11.81)	to	(13.81)
12/31/2017	3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42

72

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA T. Rowe Price Small Cap Initial Class
12/31/2020	33,827	$28.46	to	$4.55	$ 141,214	-%	0.45%	to	2.50%	23.01%	to	20.55%
12/31/2019	55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18	to	29.53
12/31/2018	67,882	17.50	to	2.91	301,771	-	0.45	to	2.50	(7.50)	to	(9.36)
12/31/2017	75,660	18.92	to	3.21	369,816	-	0.45	to	2.50	21.84	to	19.41
12/31/2016	65,922	15.53	to	2.59	265,399	-	0.45	to	1.90	10.72	to	9.15

TA T. Rowe Price Small Cap Service Class
12/31/2020	4,107,486	27.73	to	16.52	50,703,557	-	0.20	to	2.50	23.06	to	20.30
12/31/2019	4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12	to	29.16
12/31/2018	4,826,212	17.06	to	10.63	30,144,074	-	0.20	to	2.50	(7.47)	to	(9.56)
12/31/2017	5,550,914	18.43	to	11.75	37,625,384	-	0.20	to	2.50	20.93	to	19.05
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	-	0.90	to	2.00	10.01	to	8.81

TA TS&W International Equity Initial Class
12/31/2020	218,845	14.29	to	1.83	608,829	3.15	0.45	to	2.50	6.06	to	3.94
12/31/2019	259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52	to	18.11
12/31/2018	282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)	to	(17.60)
12/31/2017	296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)

TA TS&W International Equity Service Class
12/31/2020	743,168	13.91	to	12.02	5,855,247	2.80	0.20	to	2.50	5.99	to	3.61
12/31/2019	670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49	to	17.79
12/31/2018	689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)	to	(17.77)
12/31/2017	763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)

TA WMC US Growth Initial Class
12/31/2020	1,820,235	35.50	to	4.20	5,964,663	0.11	0.45	to	2.50	36.68	to	33.95
12/31/2019	2,182,247	25.98	to	3.13	5,281,265	0.12	0.45	to	2.50	39.42	to	36.63
12/31/2018	1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)	to	(2.25)
12/31/2017	1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90

TA WMC US Growth Service Class
12/31/2020	4,298,754	34.58	to	21.94	48,663,782	-	0.20	to	2.50	36.66	to	33.60
12/31/2019	4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40	to	36.27
12/31/2018	4,196,509	18.15	to	12.05	20,207,482	0.27	0.20	to	2.50	(0.23)	to	(2.49)
12/31/2017	4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52

Vanguard® Balanced
12/31/2020	-	11.06	to	10.88	-	-	0.27	to	2.60	10.38	to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Capital Growth
12/31/2020	-	11.71	to	11.69	-	-	0.27	to	0.47	17.16	to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Conservative Allocation
12/31/2020	-	11.16	to	10.98	-	-	0.27	to	2.60	11.43	to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Diversified Value
12/31/2020	-	11.18	to	11.16	-	-	0.27	to	0.47	11.48	to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Income
12/31/2020	-	10.31	to	10.29	-	-	0.27	to	0.47	2.97	to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

73

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Equity Index
12/31/2020	-	$26.21	to	$25.40	$-	1.63%	0.27%	to	1.20%	17.88%	to	16.79%
12/31/2019	-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45	to	29.74
12/31/2018	54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)	to	(5.65)
12/31/2017	54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70

Vanguard® Global Bond Index
12/31/2020	-	10.64	to	10.62	-	-	0.27	to	0.47	6.38	to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Growth
12/31/2020	-	14.30	to	14.27	-	-	0.27	to	0.47	42.71	to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® High Yield Bond
12/31/2020	-	10.54	to	10.52	-	-	0.27	to	0.47	5.39	to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® International
12/31/2020	-	27.41	to	26.56	-	-	0.27	to	1.20	57.16	to	55.70
12/31/2019	-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37	to	29.65
12/31/2018	41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)	to	(13.66)
12/31/2017	42,242	15.41	to	15.24	646,515	1.06	0.65	to	1.20	41.75	to	41.26
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87

Vanguard® Mid-Cap Index
12/31/2020	34,300	23.57	to	22.63	786,697	1.49	0.27	to	2.60	17.75	to	16.66
12/31/2019	35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02	to	29.31
12/31/2018	-	15.39	to	15.14	-	-	0.65	to	1.20	(9.92)	to	(10.42)
12/31/2017	-	17.09	to	16.90	-	-	0.65	to	1.20	18.31	to	17.90
12/31/2016	-	14.44	to	14.26	-	-	0.65	to	1.00	10.40	to	10.01

Vanguard® Moderate Allocation
12/31/2020	-	11.38	to	11.19	-	-	0.27	to	2.60	13.46	to	13.24
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Money Market
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.25	to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-

Vanguard® Real Estate Index
12/31/2020	18,280	14.96	to	14.50	265,537	2.59	0.27	to	1.20	(5.11)	to	(5.99)
12/31/2019	18,469	15.77	to	15.43	285,300	2.72	0.27	to	1.20	27.97	to	27.27
12/31/2018	-	12.32	to	12.12	-	-	0.65	to	1.20	(5.97)	to	(6.49)
12/31/2017	-	13.10	to	12.96	-	-	0.65	to	1.20	4.10	to	3.74
12/31/2016	-	12.59	to	12.43	-	-	0.65	to	1.00	7.66	to	7.28

Vanguard® Short-Term Investment Grade
12/31/2020	74,312	11.63	to	11.27	840,383	2.58	0.27	to	1.20	5.21	to	4.24
12/31/2019	76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01	to	4.43
12/31/2018	-	10.53	to	10.36	-	-	0.65	to	1.20	0.38	to	(0.17)
12/31/2017	-	10.49	to	10.38	-	-	0.65	to	1.20	1.43	to	1.08
12/31/2016	-	10.34	to	10.21	-	-	0.65	to	1.00	2.05	to	1.70

Vanguard® Total Bond Market Index
12/31/2020	70,207	12.15	to	11.78	826,801	2.44	0.27	to	1.20	7.29	to	6.30
12/31/2019	70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97	to	7.38
12/31/2018	34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)	to	(1.33)
12/31/2017	34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45
12/31/2016	34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45

Vanguard® Total International Stock Market Index
12/31/2020	-	11.16	to	11.14	-	-	0.27	to	0.47	10.88	to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-

74

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Total Stock Market Index
12/31/2020	-	$12.06	to	$12.03	$ -	-%	0.27%	to	0.47%	20.23%	to	19.99%
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Voya Global Perspectives Class S Shares
12/31/2020	-	13.34	to	12.71	-	-	1.29	to	2.14	14.31	to	13.34
12/31/2019	-	11.67	to	11.22	-	-	1.29	to	2.14	16.56	to	15.58
12/31/2018	-	10.01	to	9.70	-	-	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	-	10.96	to	10.72	-	-	1.29	to	2.14	13.25	to	12.29
12/31/2016	-	9.68	to	9.54	-	-	1.29	to	2.14	5.19	to	4.30

Voya Large Cap Value Class S Shares
12/31/2020	-	13.61	to	12.97	-	-	1.29	to	2.14	4.61	to	3.73
12/31/2019	-	13.01	to	12.50	-	-	1.29	to	2.14	23.18	to	22.14
12/31/2018	-	10.56	to	10.24	-	-	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	-	11.63	to	11.37	-	-	1.29	to	2.14	11.78	to	10.84
12/31/2016	-	10.40	to	10.26	-	-	1.29	to	2.14	12.13	to	11.18

Voya Strategic Allocation Conservative Class S Shares
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78	to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)
12/31/2017	-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86
12/31/2016	-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

Voya Strategic Allocation Moderate Class S Shares
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88
12/31/2016	-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

Wanger International
12/31/2020	-	16.44	to	16.06	-	-	0.45	to	0.90	13.85	to	13.34
12/31/2019	-	14.44	to	14.17	-	-	0.45	to	0.90	29.41	to	28.83
12/31/2018	-	11.16	to	11.00	-	-	0.45	to	0.90	(18.07)	to	(18.44)
12/31/2017	-	13.62	to	13.49	-	-	0.45	to	0.90	32.32	to	31.86
12/31/2016	-	10.30	to	10.16	-	-	0.45	to	0.80	(1.85)	to	(2.19)

Wanger USA
12/31/2020	-	27.04	to	26.42	-	-	0.45	to	0.90	23.67	to	23.12
12/31/2019	-	21.87	to	21.46	-	-	0.45	to	0.90	30.51	to	29.93
12/31/2018	-	16.75	to	16.52	-	-	0.45	to	0.90	(1.91)	to	(2.35)
12/31/2017	-	17.08	to	16.91	-	-	0.45	to	0.90	19.05	to	18.63
12/31/2016	-	14.35	to	14.17	-	-	0.45	to	0.80	13.18	to	12.78

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

75

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

76

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 4 Shares	0.11%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
DFA VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%

77

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

78

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

79